Angel Oak Multi-Strategy Income Fund
Schedule of Investments
October 31, 2021 (Unaudited)
	Principal
Asset-Backed Securities ― 10.28%	Amount	Value
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	$2,040,460	$2,056,000
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	3,800,000	3,911,617
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)	1,300,000	1,320,280
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	1,000,000	1,013,179
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	350,000	356,942
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/15/2026 (a)	4,500,000	4,512,406
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/15/2026 (a)	1,900,000	1,909,420
American Credit Acceptance Receivables Trust, Series 2019-4, Class F, 5.370%, 9/12/2026 (a)	800,000	831,083
American Credit Acceptance Receivables Trust, Series 2020-4, Class E, 3.650%, 12/14/2026 (a)	3,000,000	3,094,524
American Credit Acceptance Receivables Trust, Series 2021-1, Class E, 2.290%, 3/15/2027 (a)	3,500,000	3,510,311
American Credit Acceptance Receivables Trust, Series 2020-3, Class F, 5.940%, 6/14/2027 (a)	5,650,000	5,897,035
American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.010%, 11/15/2027 (a)	650,000	658,068
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.120%, 2/14/2028 (a)	1,000,000	1,002,647
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	1,700,000	1,697,258
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)	2,500,000	2,487,855
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.170%, 5/15/2029 (a)	9,700,000	9,753,059
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,793,000	1,806,638
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/20/2025 (a)	5,250,000	5,248,393
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	4,750,000	4,829,244
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)	1,170,000	1,147,915
Carvana Auto Receivables Trust, Series 2019-3A, Class E, 4.600%, 7/15/2026 (a)	8,439,000	8,883,094
Carvana Auto Receivables Trust, Series 2021-N1, Class E, 2.880%, 1/10/2028 (a)	3,300,000	3,310,791
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,500,000	2,525,502
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)	33,000,000	32,787,480
Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.020%, 5/10/2028	5,000,000	4,956,325
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	7,310,000	7,259,992
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/25/2028 (a)	1,187,237	1,190,532
Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.600%, 6/15/2024 (a)	2,716,607	2,728,517
Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/15/2025 (a)	1,479,823	1,491,613
Consumer Loan Bond Credit Trust, Series 2017-P2, Class CL1, 0.000%, 1/15/2024 (a)	125,000	1,620,062
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	5,638,085	5,698,937
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C, 4.660%, 7/15/2026 (a)	5,000,000	5,103,370
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	17,822,000	18,200,682
Consumer Loan Underlying Bond Credit Trust, Series 2020-P1, Class C, 4.610%, 3/15/2028 (a)	18,725,000	19,188,968
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	1,295,512	1,308,891
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,836,978
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	1,500,000	1,508,048
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	1,500,000	1,513,944
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,739,780
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	12,123,000	12,654,630
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	10,356,000	10,771,918
CPS Auto Receivables Trust, Series 2019-D, Class E, 3.860%, 10/15/2025 (a)	5,000,000	5,174,945
CPS Auto Receivables Trust, Series 2020-A, Class E, 4.090%, 12/15/2025 (a)	10,000,000	10,363,730
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	3,500,000	3,720,573
CPS Auto Receivables Trust, Series 2020-A, Class F, 6.930%, 3/15/2027 (a)	2,500,000	2,640,237
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (a)	4,625,000	4,816,734
CPS Auto Receivables Trust, Series 2021-D, Class D, 2.310%, 12/15/2027 (a)(b)	7,240,000	7,266,926
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	11,000,000	11,070,994
CPS Auto Trust, Series 2021-A, Class E, 2.530%, 3/15/2028 (a)	9,320,000	9,280,148
CPS Auto Trust, Series 2021-D, Class E, 4.060%, 12/15/2028 (a)(b)	3,750,000	3,766,192
DT Auto Owner Trust, Series 2019-4A, Class E, 3.930%, 10/15/2026 (a)	8,500,000	8,840,841
DT Auto Owner Trust, Series 2021-1A, Class E, 2.380%, 1/18/2028 (a)	2,225,000	2,235,446
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	5,250,000	5,118,939
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.740%, 1/15/2027 (a)	13,000,000	13,453,921
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 5.560%, 6/15/2027 (a)	4,750,000	4,967,977
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.900%, 7/17/2028 (a)	4,000,000	3,999,620
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	3,170,000	3,304,570
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	300,000	312,431
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027 (a)	1,250,000	1,254,931
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.350%, 4/15/2027 (a)	1,000,000	1,018,205
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (a)	839,000	865,339
Flagship Credit Auto Trust, Series 2020-3, Class E, 4.980%, 12/15/2027 (a)	2,150,000	2,274,227
Flagship Credit Auto Trust, Series 2021-1, Class E, 2.720%, 4/17/2028 (a)	2,600,000	2,609,565
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)	10,700,000	10,999,975
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)	4,100,000	4,083,227
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	2,450,240	2,430,336
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	5,000,000	5,008,105
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	1,100,000	1,135,453
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,600,000	1,671,566
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027 (a)	6,250,000	6,160,575
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,105,000	5,085,872
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,250,000	1,296,289
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,480,510
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	892,986
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (a)	8,399,149	8,442,984
FREED ABS Trust, Series 2019-2, Class C, 4.860%, 11/18/2026 (a)	16,220,000	16,613,400
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	1,800,000	1,817,897
FREED ABS Trust, Series 2021-1CP, Class C, 2.830%, 3/20/2028 (a)	2,200,000	2,234,936
FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028 (a)	1,750,000	1,755,738
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)	2,780,000	2,764,026
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.520%, 2/17/2026 (a)	11,500,000	11,919,428
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class D, 2.270%, 5/15/2026 (a)	2,000,000	2,039,120
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.840%, 5/15/2026 (a)	19,000,000	19,694,526
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	3,000,000	3,113,196
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	16,800,000	17,311,106
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class E, 3.510%, 10/15/2027 (a)	1,000,000	1,023,096
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,000,000	2,009,836
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.200%, 10/16/2028 (a)	7,500,000	7,485,518
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class E, 2.870%, 5/15/2028 (a)	2,000,000	1,974,918
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	2,621,000	2,554,906
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	3,949,625	3,918,731
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/26/2051 (a)	9,644,000	9,466,656
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	5,031,010	5,096,147
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	1,422,155	1,403,288
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, 7/20/2048 (a)	3,883,711	3,829,704
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,660,703	2,623,025
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.050%, 12/25/2025 (a)	9,500,000	9,527,132
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/25/2025 (a)	5,000,000	4,998,220
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/25/2027 (a)	5,000,000	4,981,135
JP Morgan Chase Bank, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)	530,004	538,581
LendingClub Receivables Trust, Series 2019-1, Class CERT, 6.000%, 7/17/2045 (a)	932,340	9,722,195
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	3,771,921	3,805,227
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	3,000,000	3,054,648
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)	2,000,000	1,987,914
LL ABS Trust, Series 2020-1A, Class B, 3.790%, 1/17/2028 (a)	1,900,000	1,945,228
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	2,200,000	2,354,565
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (a)	5,914,144	5,941,952
Marlette Funding Trust, Series 2018-2A, Class C, 4.370%, 7/17/2028 (a)	512,851	514,490
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	2,750,000	2,835,883
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	3,000,000	2,998,577
Marlette Funding Trust, Series 2021-3A, Class D, 2.530%, 12/15/2031 (a)	2,500,000	2,498,828
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.330%, 3/20/2026 (a)	5,000,000	4,972,040
Mosaic Solar Loan Trust, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(c)	87,769	87,818
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	2,006,470	1,933,302
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.100%, 4/22/2047 (a)	1,306,325	1,297,710
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.000% (PRIME + 0.750%), 2/25/2044 (a)(d)	1,725,627	1,694,973
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	3,866,523	3,879,650
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	1,499,382	1,536,490
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	3,000,000	2,995,824
PMIT, Series 2019-3A, Class D, 6.550%, 9/15/2025 (a)	10,000,000	10,128,930
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028 (a)	1,105,000	1,130,935
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,789,141
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	523,533
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class F, 7.030%, 8/15/2028 (a)	1,900,000	2,113,741
Santander Retail Auto Lease Trust, Series 2021-C, Class D, 1.390%, 8/20/2026 (a)	4,000,000	3,998,584
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	745,291	712,549
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	3,350,000	3,373,008
Theorem Funding Trust, Series 2020-1A, Class B, 3.950%, 10/15/2026 (a)	3,800,000	3,882,289
Theorem Funding Trust, Series 2020-1A, Class C, 6.250%, 10/15/2026 (a)	1,000,000	1,047,994
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	5,004,205
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.580%, 6/10/2026 (a)	5,700,000	5,734,154
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	1,054,335
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	2,591,584	2,626,806
Upgrade Master Pass-Thru Trust, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	1,449,186	1,467,582
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	1,202,826	1,217,900
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 4.971%, 5/15/2027 (a)	19,773,931	20,030,834
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 9.000%, 8/20/2027 (a)	2,900,000	3,515,187
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 6.500%, 9/20/2029 (a)	1,500,000	1,719,214
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 6.500%, 10/20/2029 (a)	2,370,000	3,122,077
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 4.500%, 11/20/2029 (a)	1,629,000	2,140,445
Upstart Pass-Through Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	7,000,000	7,161,049
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	1,330,219
Upstart Securitization Trust, Series 2019-2, Class CERT, 6.500%, 9/20/2029 (a)(e)	18,282	4,793,811
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	11,370,000	11,800,389
Upstart Securitization Trust, Series 2019-3, Class CERT, 6.500%, 1/21/2030 (a)(e)	17,192	4,875,845
Upstart Securitization Trust, Series 2020-3, Class C, 6.250%, 11/20/2030 (a)	10,427,000	11,149,654
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	2,250,000	2,253,062
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	7,000,000	6,974,527
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)	5,250,000	5,220,401
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	6,700,000	7,029,988
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	2,410,000	2,452,611
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/15/2027 (a)	3,255,000	3,332,228
Westlake Automobile Receivables Trust, Series 2019-3A, Class F, 4.720%, 4/15/2026 (a)	5,000,000	5,112,390
Westlake Automobile Receivables Trust, Series 2020-3A, Class F, 5.110%, 5/17/2027 (a)	8,750,000	9,067,984
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)	4,000,000	4,032,148
TOTAL ASSET-BACKED SECURITIES - (Cost ― $709,377,598)		$723,039,626

Collateralized Debt Obligations ― 0.37%
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	3,500,000	3,342,153
Anchorage Credit Funding Ltd., Series 2020-12A, Class D, 5.927%, 10/25/2038 (a)	7,000,000	7,033,691
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.481% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(d)(f)	4,498,486	4,475,994
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.161% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(d)(f)	3,400,000	3,281,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 1.891% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(d)(f)	3,864,102	3,835,121
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.581% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(d)(f)	4,000,000	3,980,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $26,027,681)		$25,947,959

Collateralized Loan Obligations ― 5.37%
ABPCI Direct Lending Fund CLO Ltd., Series 2020-8A, Class D, 5.882% (3 Month LIBOR USD + 5.750%), 4/20/2032 (a)(d)	2,500,000	2,499,697
ABPCI Direct Lending Fund CLO Ltd., Series 2017-1A, Class ER, 7.732% (3 Month LIBOR USD + 7.600%), 4/20/2032 (a)(d)(f)	1,750,000	1,690,764
AIMCO CLO Ltd., Series 2017-AA, Class SUB, 0.000%, 7/20/2029 (a)(f)(g)	4,350,000	3,436,500
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 0.000%, 10/21/2028 (f)(g)(h)	4,000,000	1,280,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(f)(g)	6,000,000	5,160,000
Antares CLO Ltd., Series 2019-1A, Class D, 4.782% (3 Month LIBOR USD + 4.650%), 7/21/2031 (a)(d)	2,000,000	2,006,448
APIDOS CLO Warehouse (f)	1,800,000	1,800,000
Ares CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2026 (a)(f)(g)	3,000,000	1,875,000
Babson CLO Ltd., Series 2016-1A, Class ER, 6.124% (3 Month LIBOR USD + 6.000%), 7/23/2030 (a)(d)(i)	4,300,000	4,149,560
Barings CLO Ltd., Series 2018-2A, Class SUB, 0.000%, 4/15/2030 (a)(f)(g)	5,000,000	3,550,000
Barings CLO Ltd., Series 2015-2A, Class DR, 3.082% (3 Month LIBOR USD + 2.950%), 10/21/2030 (a)(d)	1,250,000	1,251,311
Barings CLO Ltd., Series 2021-2A, Class SUB, 0.000%, 7/15/2034 (a)(f)(g)	5,000,000	4,387,500
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (f)(g)	1,500,000	1,364,084
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 8.799% (3 Month LIBOR USD + 8.650%), 7/20/2033 (a)(d)(f)	1,000,000	978,083
BCC Middle Market CLO LLC, Series 2019-1A, Class B, 3.726% (3 Month LIBOR USD + 3.600%), 10/20/2031 (a)(d)	8,000,000	8,005,840
BlackRock Elbert CLO V Ltd., Series 5A, Class D, 5.516% (3 Month LIBOR USD + 5.400%), 12/15/2031 (a)(d)	2,250,000	2,249,892
BlackRock Elbert CLO V Ltd., Series 5I, Class E, 9.516% (3 Month LIBOR USD + 9.400%), 12/15/2031 (d)(f)	5,625,000	5,626,783
BlueMountain CLO Ltd., Series 2019-24A, Class SUB, 0.000%, 4/21/2031 (a)(f)(g)	2,900,000	2,436,000
BlueMountain CLO Ltd., Series 2021-31A, Class SUB, 0.000%, 4/19/2034 (a)(f)(g)	5,000,000	4,250,000
Carlyle CLO Ltd., Series 2017-3A, Class SUB, 0.000%, 7/20/2029 (a)(f)(g)	5,525,000	2,762,500
Cedar Funding CLO Ltd., Series 2016-6A, Class SUB, 0.000%, 10/20/2028 (a)(f)(g)	3,000,000	2,550,000
Cedar Funding CLO Ltd., Series 2019-10X, Class SUB, 0.000%, 10/20/2032 (f)(g)(h)	3,800,000	3,154,000
Cerberus Loan Funding LP, Series 2020-1A, Class D, 5.424% (3 Month LIBOR USD + 5.300%), 10/15/2031 (a)(d)	3,500,000	3,503,605
Cerberus Loan Funding LP, Series 2020-2A, Class D, 5.174% (3 Month LIBOR USD + 5.050%), 10/15/2032 (a)(d)	2,500,000	2,499,930
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (f)(g)(h)	5,000,000	2,550,000
Diamond CLO Ltd., Series 2019-1A, Class E, 8.174% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(d)(f)	4,750,000	4,758,621
East West Investment Management CLO Ltd., Series 2019-FAL, Class D, 4.842% (3 Month LIBOR USD + 4.710%), 1/20/2033 (a)(d)	5,000,000	5,046,075
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(f)(g)	5,000,000	4,300,000
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 5.124% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(d)	10,500,000	10,492,703
Garrison Funding Ltd., Series 2018-2RA, Class BR, 3.301% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(d)	6,550,000	6,518,160
Garrison MML CLO LP, Series 2019-1A, Class B, 3.982% (3 Month LIBOR USD + 3.850%), 7/21/2031 (a)(d)	3,100,000	3,110,261
Generate CLO Ltd, Series 2016-2A, Class SUB, 0.000%, 1/22/2030 (a)(f)(g)	5,500,000	3,905,000
Generate CLO Ltd, Series 2015-1A, Class SUB, 0.000%, 1/22/2031 (a)(f)(g)	4,000,000	2,440,000
Golub Capital Partners CLO Ltd., Series 2020-1A, Class C, 3.782% (3 Month LIBOR USD + 3.650%), 10/22/2029 (a)(d)	8,000,000	8,056,656
Golub Capital Partners CLO Ltd., Series 2019-45A, Class C, 3.932% (3 Month LIBOR USD + 3.800%), 10/20/2031 (a)(d)	5,350,000	5,352,852
Great Lakes CLO Ltd., Series 2021-5A, Class E, 7.624% (3 Month LIBOR USD + 7.500%), 4/15/2033 (a)(d)(f)	9,950,000	9,479,942
HGI CRE CLO Ltd., Series 2021-FL2, Class D, 2.236% (1 Month LIBOR USD + 2.150%), 9/19/2036 (a)(d)(f)(i)	3,500,000	3,505,824
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (f)(g)(h)	4,000,000	1,920,000
KKR CLO Ltd., Series 14, Class ER, 6.274% (3 Month LIBOR USD + 6.150%), 7/15/2031 (a)(d)(i)	1,750,000	1,701,665
Lake Shore MM CLO Ltd., Series 2019-2A, Class E, 8.922% (3 Month LIBOR USD + 8.800%), 10/17/2031 (a)(d)(f)	1,725,000	1,724,879
LCM Ltd., Series 33A, Class INC, 0.000%, 7/20/2034 (a)(f)(g)	4,800,000	3,888,000
Madison Park Funding Ltd., Series 2015-17A, Class DR, 3.730% (3 Month LIBOR USD + 3.600%), 7/22/2030 (a)(d)	3,575,000	3,591,981
Magnetite Ltd., Series 2014-8A, Class DR2, 3.024% (3 Month LIBOR USD + 2.900%), 4/15/2031 (a)(d)	2,000,000	2,002,986
Magnetite Ltd., Series 2020-28A, Class D, 3.624% (3 Month LIBOR USD + 3.500%), 10/27/2031 (a)(d)	1,750,000	1,750,000
Marble Point CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 4/20/2033 (a)(f)(g)	2,600,000	1,950,000
Marble Point CLO Ltd., Series 2021-2A, Class INC, 0.000%, 7/25/2050 (a)(f)(g)	2,500,000	1,675,000
Marble Point CLO Ltd., Series 2021-3A, Class INC, 0.000%, 10/17/2051 (a)(f)(g)	3,000,000	2,553,750
MCF CLO LLC, Series 2017-3A, Class ER, 9.282% (3 Month LIBOR USD + 9.150%), 7/20/2033 (a)(d)(f)	3,000,000	2,935,419
MCF CLO Ltd., Series 2018-1A, Class E, 7.452% (3 Month LIBOR USD + 7.330%), 7/18/2030 (a)(d)(f)	1,000,000	962,853
Medalist Partners Corporate Finance CLO Ltd., Series 2020-1A, Class C, 4.172% (3 Month LIBOR USD + 4.050%), 4/18/2033 (a)(d)	5,000,000	4,958,665
Monroe Capital MML CLO Ltd., Series 2017-1A, Class E, 7.478% (3 Month LIBOR USD + 7.350%), 4/23/2029 (a)(d)(f)	5,450,000	5,406,525
Monroe Capital MML CLO Ltd., Series 2018-1A, Class E, 7.024% (3 Month LIBOR USD + 6.900%), 4/15/2030 (a)(d)(f)	1,625,000	1,577,230
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 7.381% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(d)(f)	5,150,000	5,136,255
Monroe Capital MML CLO Ltd., Series 2019-1A, Class E, 8.281% (3 Month LIBOR USD + 8.150%), 5/22/2031 (a)(d)(f)	8,000,000	7,963,152
Monroe Capital MML CLO Ltd., Series 2020-1A, Class D, 7.031% (3 Month LIBOR USD + 6.900%), 8/20/2031 (a)(d)	11,000,000	11,015,565
Monroe Capital MML CLO Ltd., Series 2020-1A, Class E, 8.981% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(d)(f)	3,250,000	3,250,595
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 5.128% (3 Month LIBOR USD + 5.000%), 10/22/2031 (a)(d)	1,700,000	1,699,981
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 8.714% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(d)(f)	3,486,461	3,478,163
Monroe Capital MML CLO Ltd., Series 2019-1A, Class ER, 0.000% (3 Month LIBOR USD + 8.360%), 11/22/2033 (a)(b)(d)	4,440,822	4,218,781
Neuberger Berman CLO Ltd., Series 2016-23A, Class SUB, 0.000%, 10/18/2027 (a)(f)(g)	2,500,000	1,325,000
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 3.924% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(d)	10,000,000	9,993,610
Northwoods Capital Ltd., Series 2018-17A, Class SUB, 0.000%, 4/22/2031 (a)(f)(g)	2,650,000	2,120,000
Oaktree CLO Ltd., Series 2019-4A, Class SUB, 0.000%, 10/20/2032 (a)(f)(g)	3,500,000	2,625,000
Oaktree CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 7/15/2034 (a)(f)(g)	10,000,000	8,000,000
OCP CLO Ltd., Series 2021-21A, Class SUB, 0.000%, 7/20/2034 (a)(f)(g)	2,749,687	2,309,737
OCP CLO Ltd., Series 2021-22A, Class SUB, 0.000%, 12/4/2034 (a)(b)(g)	3,000,000	2,625,000
Octagon Investment Partners Ltd., Series 2018-18A, Class SUB, 0.000%, 12/16/2024 (a)(f)(g)	4,000,000	1,360,000
Octagon Investment Partners Ltd., Series 2018-18A, Class D, 5.632% (3 Month LIBOR USD + 5.510%), 4/16/2031 (a)(d)(i)	1,700,000	1,626,706
Octagon Investment Partners Ltd., Series 2020-4A, Class D, 4.424% (3 Month LIBOR USD + 4.300%), 10/17/2033 (a)(d)(i)	10,500,000	10,523,016
Octagon Ltd., Series 2021-1A, Class SUB, 0.000%, 7/20/2034 (a)(f)(g)	4,000,000	3,400,000
OZLM Ltd., Series 2015-12A, Class E, 6.779% (3 Month LIBOR USD + 6.650%), 4/30/2027 (a)(d)(f)	1,000,000	948,088
OZLM Ltd., Series 2017-17A, Class SUB, 0.000%, 7/22/2030 (a)(f)(g)	7,000,000	3,150,000
PPM CLO Ltd., Series 2020-4A, Class SUB, 0.190%, 10/20/2031 (a)(f)(g)	2,500,000	2,025,000
Race Point CLO Ltd., Series 2013-8X, Class ER, 6.981% (3 Month LIBOR USD + 6.850%), 2/20/2030 (d)(h)	2,500,000	2,375,815
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(f)(g)	2,500,000	1,525,000
Rockford Tower CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/20/2032 (a)(f)(g)	2,500,000	2,050,000
Rockford Tower CLO Ltd., Series 2019-1A, Class ER, 6.452% (3 Month LIBOR USD + 6.320%), 4/20/2034 (a)(d)	5,000,000	4,882,305
RR Ltd., Series 2018-5A, Class SUB, 0.000%, 10/15/2031 (a)(f)(g)	4,000,000	3,520,000
RR Ltd., Series 2019-6A, Class DR, 5.974% (3 Month LIBOR USD + 5.850%), 4/15/2036 (a)(d)(i)	2,000,000	1,972,882
Saranac CLO Ltd., Series 2020-8A, Class E, 8.251% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(d)	5,250,000	5,226,034
Sound Point CLO Ltd., Series 2017-3A, Class D, 6.632% (3 Month LIBOR USD + 6.500%), 10/21/2030 (a)(d)(i)	3,800,000	3,629,806
Sound Point CLO Ltd., Series 2014-1RA, Class E, 6.222% (3 Month LIBOR USD + 6.100%), 7/18/2031 (a)(d)(i)	4,500,000	4,043,421
Steele Creek CLO Ltd., Series 2018-1A, Class C, 2.024% (3 Month LIBOR USD + 1.900%), 4/15/2031 (a)(d)	4,500,000	4,338,131
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 2.016% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(d)(i)	15,106,577	14,880,371
Steele Creek CLO Ltd., Series 2016-1A, Class FR, 7.016% (3 Month LIBOR USD + 6.900%), 6/16/2031 (a)(d)(f)	1,000,000	698,509
Stewart Park CLO Ltd., Series 2015-1A, Class ER, 5.404% (3 Month LIBOR USD + 5.280%), 1/15/2030 (a)(d)(i)	5,250,000	5,022,245
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(f)(g)	3,000,000	2,550,000
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 8.160% (3 Month LIBOR USD + 8.160%), 8/22/2033 (a)(d)(f)	4,000,000	3,913,032
TCW CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 3/20/2034 (a)(f)(g)	5,000,000	4,150,000
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(f)(g)	3,000,000	1,020,000
Trinitas CLO Ltd., Series 2017-6A, Class ER, 6.940% (3 Month LIBOR USD + 6.816%), 1/25/2034 (a)(d)(i)	2,850,000	2,788,084
Venture CLO Ltd., Series 2020-40A, Class D2, 5.388% (3 Month LIBOR USD + 5.260%), 11/24/2031 (a)(d)(i)	9,000,000	9,069,885
Vibrant CLO Ltd., Series 2021-12A, Class SUB, 0.000%, 1/20/2034 (a)(f)(g)	4,350,000	3,610,500
Voya CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/16/2029 (a)(f)(g)	4,900,000	4,214,000
Voya CLO Ltd., Series 2014-2A, Class ER, 7.822% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(d)(f)	2,000,000	1,516,334
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 10/20/2027 (a)(f)(g)	4,900,000	2,695,000
Wellfleet CLO Ltd., Series 2018-2A, Class D, 6.202% (3 Month LIBOR USD + 6.070%), 10/20/2031 (a)(d)(i)	2,175,000	2,110,174
Wellfleet CLO Ltd., Series 2019-XA, Class E, 9.422% (3 Month LIBOR USD + 9.290%), 7/20/2032 (a)(d)(f)	1,500,000	1,417,488
Woodmont Trust, Series 2020-7A, Class D, 5.524% (3 Month LIBOR USD + 5.400%), 1/15/2032 (a)(d)	13,000,000	13,114,881
Zais CLO Ltd., Series 2018-2A, Class C, 2.482% (3 Month LIBOR USD + 2.350%), 7/21/2031 (a)(d)	2,350,000	2,314,738
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $383,925,557)		$378,024,828

Commercial Mortgage-Backed Securities ― 2.15%
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.230% (1 Month LIBOR USD + 2.140%), 10/15/2037 (a)(d)	5,000,000	5,015,635
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/17/2053	5,000,000	4,969,490
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.850%, 9/17/2053	6,500,000	6,339,567
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.582% (1 Month LIBOR USD + 2.500%), 6/7/2022 (d)	2,392,246	2,409,128
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.490% (1 Month LIBOR USD + 2.400%), 9/15/2036 (a)(d)(i)	9,000,000	8,960,877
BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 2.940% (1 Month LIBOR USD + 2.850%), 9/15/2036 (a)(d)	3,000,000	2,994,429
BX Trust, Series 2021-ARIA, Class F, 2.674% (1 Month LIBOR USD + 2.594%), 10/15/2036 (a)(d)	5,000,000	4,992,680
Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.900% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(d)	4,750,000	4,788,223
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.460% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(d)	4,825,000	4,836,556
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class F, 3.850% (1 Month LIBOR USD + 3.750%), 10/15/2036 (a)(b)(d)	5,980,000	5,994,806
Commercial Mortgage Trust, Series 2020-SBX, Class A, 1.670%, 1/10/2038 (a)	500,000	501,427
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 0.825% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(d)	1,392,254	1,384,628
Extended Stay America Trust, Series 2021-ESH, Class E, 2.941% (1 Month LIBOR USD + 2.850%), 7/15/2038 (a)(d)(i)	994,825	1,001,053
Extended Stay America Trust, Series 2021-ESH, Class F, 3.791% (1 Month LIBOR USD + 3.700%), 7/15/2038 (a)(d)	5,272,570	5,312,199
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.015% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(d)	500,000	464,761
Harvest SBA Loan Trust, Series 2018-1, Class A, 2.336% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(d)	1,684,143	1,634,317
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2021-NYAH, Class H, 0.000% (1 Month LIBOR USD + 3.390%), 6/15/2038 (a)(b)(d)	5,000,000	4,999,970
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.540% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(d)(i)	3,500,000	3,456,362
KNDR Trust, Series 2021-KIND, Class D, 2.390% (1 Month LIBOR USD + 2.300%), 8/16/2038 (a)(d)(i)	3,000,000	3,005,634
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.705%, 7/15/2040 (f)(g)	2,075,794	1,105,703
Med Trust, Series 2021-MDLN, Class G, 0.000% (1 Month LIBOR USD + 5.250%) , 11/15/2038 (a)(b)(d)	2,155,000	2,155,000
Med Trust, Series 2021-MDLN, Class F, 0.000% (1 Month LIBOR USD + 4.000%), 11/15/2038 (a)(b)(d)	3,500,000	3,500,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.234%, 2/16/2046 (a)(f)(g)	1,000,000	138,888
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.234%, 2/16/2046 (a)(f)(g)	10,318,259	65,996
MTRO Commercial Mortgage Trust, Series 2019-TECH, Class E, 2.140% (1 Month LIBOR USD + 2.050%), 12/15/2033 (a)(d)	6,000,000	5,828,886
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 2.489% (1 Month LIBOR USD + 2.400%), 7/25/2036 (a)(d)(f)(i)	1,000,000	1,003,192
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 2.989% (1 Month LIBOR USD + 2.900%), 7/25/2036 (a)(d)(f)(i)	1,500,000	1,505,248
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/2041 (a)	500,000	510,893
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(g)	516,942	519,610
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(g)	7,000,000	7,184,079
X-CALI Mortgage Trust, Series 2019-1, Class B1, 16.290% (1 Month LIBOR USD + 14.140%), 11/6/2022 (a)(d)	5,950,000	5,910,784
X-CALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(d)	2,700,000	2,738,456
X-CALI Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(d)	7,000,000	7,153,930
X-CALI Mortgage Trust, Series 2021-CT2, Class B1, 7.750% (1 Month LIBOR USD + 6.750%), 4/6/2023 (a)(d)	1,237,000	1,240,093
X-CALI Mortgage Trust, Series 2020-5, Class A, 4.250% (1 Month LIBOR USD + 3.250%), 10/16/2023 (a)(d)	5,000,000	5,039,660
X-CALI Mortgage Trust, Series 2020-5, Class B1, 9.250% (1 Month LIBOR USD + 8.250%), 10/16/2023 (a)(d)	7,000,000	7,210,021
X-CALI Mortgage Trust, Series 2021-9, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 3/1/2024 (a)(d)	1,215,000	1,231,309
X-CALI Mortgage Trust, Series 2021-WY4, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 5/6/2024 (a)(d)	2,020,000	2,013,986
X-CALI Mortgage Trust, Series 2021-10, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 6/17/2024 (a)(d)	2,000,000	2,029,588
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 5/6/2023 (a)(d)	2,200,000	2,205,773
X-Caliber Funding LLC, Series 2021-GA5, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 5/21/2023 (a)(d)	1,025,000	1,045,719
X-Caliber Funding LLC, 12.300%, 8/15/2024 (a)(g)	5,615,000	5,611,646
X-Caliber Funding LLC, 0.050%, 10/15/2024 (a)(g)	900,000	900,000
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	300,000	299,077
X-Caliber Funding LLC, 7.000% (1 Month LIBOR USD + 7.000%), 10/15/2024 (a)(d)	4,125,000	4,125,000
X-Caliber Funding LLC, 11.000%, 10/15/2024 (a)	4,000,000	4,000,000
X-Caliber Funding LLC, 7.500% (1 Month LIBOR USD + 6.500%), 11/6/2024 (a)(d)	1,628,000	1,628,000
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $156,192,452)		$150,962,279

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 8.48%
Federal Home Loan Mortgage Corp., Series K-F10, Class A, 0.460% (1 Month LIBOR USD + 0.380%), 7/25/2022 (d)	96,345	96,406
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 5.080% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(d)	130,091	130,253
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.380% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(d)	2,879,704	2,864,828
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.430% (1 Month LIBOR USD + 0.350%), 8/25/2024 (d)	942,640	945,423
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.440% (1 Month LIBOR USD + 0.360%), 8/25/2024 (d)	597,191	598,862
Federal Home Loan Mortgage Corp., Series 2017-KF34, Class B, 2.780% (1 Month LIBOR USD + 2.700%), 8/25/2024 (a)(d)	796,254	797,684
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 2.830% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(d)	2,206,219	2,217,298
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 2.580% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(d)	645,991	565,012
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 2.280% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(d)	2,892,053	2,892,996
Federal Home Loan Mortgage Corp., Series K-F53, Class A, 0.470% (1 Month LIBOR USD + 0.390%), 10/25/2025 (d)	182,669	183,104
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.230% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(d)	1,728,294	1,721,871
Federal Home Loan Mortgage Corp., Series K F16, Class A, 0.710% (1 Month LIBOR USD + 0.630%), 3/25/2026 (d)	18,224	18,182
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 2.380% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(d)	3,153,232	3,184,357
Federal Home Loan Mortgage Corp., Series K-I07, Class A, 0.000% (SOFR30A + 0.170%), 9/25/2026 (b)(d)	4,500,000	4,505,625
Federal Home Loan Mortgage Corp., Series 2020-KF74, Class B, 2.230% (1 Month LIBOR USD + 2.150%), 1/25/2027 (a)(d)	3,038,230	3,042,930
Federal Home Loan Mortgage Corp., Series 2017-KSW3, Class B, 2.830% (1 Month LIBOR USD + 2.750%), 5/25/2027 (a)(d)	2,550,970	2,587,771
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 2.630% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(d)	921,939	917,631
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 2.830% (1 Month LIBOR USD + 2.750%), 6/25/2027 (a)(d)	996,824	986,187
Federal Home Loan Mortgage Corp., Series K-739, Class A2, 1.336%, 9/25/2027	12,000,000	11,897,484
Federal Home Loan Mortgage Corp., Series K-740, Class A2, 1.470%, 9/25/2027	22,000,000	22,115,412
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 0.360% (SOFR30A + 0.310%), 10/25/2027 (d)	14,286,810	14,331,999
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 0.360% (1 Month LIBOR USD + 0.280%), 10/25/2027 (d)	9,244,406	9,285,091
Federal Home Loan Mortgage Corp., Series K-741, Class A2, 1.603%, 12/25/2027	5,000,000	5,007,245
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 0.230% (SOFR30A + 0.180%), 1/25/2028 (d)	11,198,642	11,205,630
Federal Home Loan Mortgage Corp., Series K-F107, Class AS, 0.300% (SOFR30A + 0.250%), 3/27/2028 (d)	13,000,000	13,040,807
Federal Home Loan Mortgage Corp., Series K-F113, Class AS, 0.280% (SOFR30A + 0.230%), 5/25/2028 (d)	11,999,598	12,029,717
Federal Home Loan Mortgage Corp., Series K-F116, Class AS, 0.260% (SOFR30A + 0.210%), 6/26/2028 (d)	18,500,000	18,540,478
Federal Home Loan Mortgage Corp., Series K-F118, Class AS, 0.250% (SOFR30A + 0.200%), 7/25/2028 (d)	17,000,000	17,026,571
Federal Home Loan Mortgage Corp., Series 2018-KF50, Class B, 1.980% (1 Month LIBOR USD + 1.900%), 7/25/2028 (a)(d)	2,706,343	2,670,205
Federal Home Loan Mortgage Corp., Series K-F121, Class AS, 0.228% (SOFR30A + 0.180%), 8/25/2028 (d)	45,000,000	45,056,250
Federal Home Loan Mortgage Corp., Series K-F123, Class AS, 0.000% (SOFR30A + 0.200%), 9/25/2028 (b)(d)	31,500,000	31,539,375
Federal Home Loan Mortgage Corp., Series K-HG3, Class AFL, 0.240% (SOFR30A + 0.190%), 9/25/2028 (d)	14,000,000	14,017,500
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.081%, 9/25/2028 (a)(g)	2,250,000	2,400,928
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	1,500,000	1,548,615
Federal Home Loan Mortgage Corp., Series 2018-KF54, Class B, 2.280% (1 Month LIBOR USD + 2.200%), 11/25/2028 (d)	5,455,323	5,349,020
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.620% (1 Month LIBOR USD + 0.540%), 2/25/2029 (d)	84,003	84,515
Federal Home Loan Mortgage Corp., Series 2019-KF59, Class B, 2.430% (1 Month LIBOR USD + 2.350%), 2/25/2029 (a)(d)	4,200,171	4,231,500
Federal Home Loan Mortgage Corp., Series 2019-KF61, Class B, 2.280% (1 Month LIBOR USD + 2.200%), 3/25/2029 (a)(d)	1,681,383	1,693,952
Federal Home Loan Mortgage Corp., Series K-S12, Class A, 0.730% (1 Month LIBOR USD + 0.650%), 8/25/2029 (d)	1,250,000	1,250,637
Federal Home Loan Mortgage Corp., Series 2019-KG02, Class B, 3.674%, 8/25/2029 (a)(g)	6,000,000	6,093,540
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 2.830% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(d)	11,695,825	11,695,989
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 1.517%, 3/25/2030	8,000,000	7,842,920
Federal Home Loan Mortgage Corp., Series K-109, Class A2, 1.558%, 4/25/2030	8,471,000	8,389,416
Federal Home Loan Mortgage Corp., Series K-116, Class A2, 1.378%, 7/25/2030	13,000,000	12,610,988
Federal Home Loan Mortgage Corp., Series K-117, Class A2, 1.406%, 8/25/2030	8,000,000	7,760,224
Federal Home Loan Mortgage Corp., Series K-F88, Class AS, 0.400% (SOFR30A + 0.350%), 9/25/2030 (d)	4,164,574	4,188,875
Federal Home Loan Mortgage Corp., Series K-F89, Class AS, 0.420% (SOFR30A + 0.370%), 9/25/2030 (d)	6,402,393	6,448,324
Federal Home Loan Mortgage Corp., Series K-F90, Class AS, 0.430% (SOFR30A + 0.380%), 9/25/2030 (d)	7,704,281	7,753,049
Federal Home Loan Mortgage Corp., Series K-118, Class A2, 1.493%, 9/25/2030	10,000,000	9,875,230
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	10,000,000	9,813,450
Federal Home Loan Mortgage Corp., Series K-119, Class A2, 1.566%, 9/25/2030	12,000,000	11,760,240
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 0.410% (SOFR30A + 0.360%), 10/25/2030 (d)	5,000,000	5,027,850
Federal Home Loan Mortgage Corp., Series K-F92, Class AL, 0.410% (1 Month LIBOR USD + 0.330%), 10/25/2030 (d)	3,250,000	3,268,366
Federal Home Loan Mortgage Corp., Series K-F91, Class AS, 0.430% (SOFR30A + 0.380%), 10/25/2030 (d)	4,640,369	4,669,715
Federal Home Loan Mortgage Corp., Series K-120, Class A2, 1.500%, 10/25/2030	10,000,000	9,837,050
Federal Home Loan Mortgage Corp., Series K-121, Class A2, 1.547%, 10/25/2030	17,000,000	16,721,591
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 0.350% (SOFR30A + 0.300%), 11/25/2030 (d)	912,649	918,148
Federal Home Loan Mortgage Corp., Series K-F94, Class AS, 0.390% (SOFR30A + 0.340%), 11/25/2030 (d)	4,825,579	4,871,282
Federal Home Loan Mortgage Corp., Series K-G04, Class X1, 0.853%, 11/25/2030 (e)(g)	36,974,731	2,405,909
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	35,000,000	34,299,370
Federal Home Loan Mortgage Corp., Series K-122, Class A2, 1.521%, 11/25/2030	23,000,000	22,624,548
Federal Home Loan Mortgage Corp., Series K-123, Class A2, 1.621%, 12/25/2030	10,000,000	9,936,850
Federal Home Loan Mortgage Corp., Series K-124, Class A2, 1.658%, 12/25/2030	12,000,000	11,923,848
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 0.250% (SOFR30A + 0.200%), 12/26/2030 (d)	4,834,352	4,840,395
Federal Home Loan Mortgage Corp., Series K-F97, Class AS, 0.300% (SOFR30A + 0.250%), 12/26/2030 (d)	7,500,000	7,535,070
Federal Home Loan Mortgage Corp., Series K-F95, Class AS, 0.350% (SOFR30A + 0.300%), 12/26/2030 (d)	2,000,000	2,016,878
Federal Home Loan Mortgage Corp., Series K-103, Class AS, 0.290% (SOFR30A + 0.240%), 1/27/2031 (d)	4,000,000	4,006,256
Federal Home Loan Mortgage Corp., Series K-F108, Class AS, 0.300% (SOFR30A + 0.250%), 2/25/2031 (d)	3,900,000	3,911,002
Federal Home Loan Mortgage Corp., Series K-F110, Class AS, 0.290% (SOFR30A + 0.240%), 3/25/2031 (d)	8,500,000	8,483,195
Federal Home Loan Mortgage Corp., Series K-F111, Class AS, 0.290% (SOFR30A + 0.240%), 3/25/2031 (d)	5,499,601	5,486,716
Federal Home Loan Mortgage Corp., Series K-F112, Class AS, 0.280% (SOFR30A + 0.230%), 4/25/2031 (d)	4,500,000	4,512,694
Federal Home Loan Mortgage Corp., Series K-F117, Class AS, 0.290% (SOFR30A + 0.240%), 6/25/2031 (d)	4,000,000	4,012,504
Federal Home Loan Mortgage Corp., Series K-F122, Class AS, 0.240% (SOFR30A + 0.190%), 9/25/2031 (d)	10,000,000	10,012,500
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, 3.799% (SOFR30A + 3.750%), 1/25/2051 (a)(d)	3,700,000	3,877,715
Federal National Mortgage Association, Series 2020-M52, Class A2, 1.319%, 10/25/2030 (g)	8,000,000	7,808,264
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.510%, 11/25/2030 (g)	3,500,000	3,429,720
Federal National Mortgage Association, Series 2019-01, Class M10, 3.339% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(d)	2,000,000	2,018,388
Federal National Mortgage Association, Series 2019-01, Class B10, 5.589% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(d)	1,500,000	1,524,318
Federal National Mortgage Association, Series 2019-01, Class CE, 8.839% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(d)	2,000,000	2,156,926
Federal National Mortgage Association, Series 2020-01, Class M7, 2.039% (1 Month LIBOR USD + 1.950%), 3/25/2050 (a)(d)	3,069,197	3,090,224
Federal National Mortgage Association, Series 2020-01, Class M10, 3.839% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(d)	5,500,000	5,690,938
Federal National Mortgage Association, Series 2020-01, Class CE, 7.589% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(d)	8,000,000	8,783,616
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $601,772,658)		$596,513,442

Common Stocks ― 0.51%	Shares
Financial ― 0.51%
Annaly Capital Management, Inc.	826,922	6,995,760
Ellington Financial, Inc.	250,000	4,545,000
New Residential Investment Corp.	625,000	7,100,000
PennyMac Mortgage Investment Trust	200,000	4,030,000
Redwood Trust, Inc.	971,366	13,171,723
TOTAL COMMON STOCKS (Cost ― $34,714,006)		$35,842,483

	Principal
Corporate Obligations ― 5.70%	Amount
Basic Materials ― 0.78%
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (a)	$6,240,000	6,786,000
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	4,700,000	4,770,970
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(h)	4,400,000	4,609,000
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	3,500,000	3,626,875
Mercer International, Inc., 5.500%, 1/15/2026	2,600,000	2,635,750
Mercer International, Inc., 5.125%, 2/1/2029	2,100,000	2,090,487
Methanex Corp., 5.125%, 10/15/2027	7,800,000	8,217,300
Resolute Forest Products, Inc., 4.875%, 3/1/2026 (a)	1,800,000	1,833,750
Sylvamo Corp, 7.000%, 9/1/2029 (a)	17,000,000	17,116,195
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	3,000,000	3,105,000
		54,791,327
Communications ― 0.20%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	3,900,000	4,157,946
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	3,600,000	3,736,440
Gray Escrow Inc., 5.375%, 11/15/2031 (a)(b)	4,500,000	4,564,575
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,600,000	1,674,000
		14,132,961
Consumer, Cyclical ― 0.80%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	2,600,000	2,729,938
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	16,000,000	15,318,288
Beazer Homes USA, Inc., 5.875%, 10/15/2027	3,400,000	3,544,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (a)	1,300,000	1,355,250
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (a)	1,800,000	1,809,099
Century Communities, Inc., 6.750%, 6/1/2027	4,300,000	4,571,115
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	2,200,000	2,445,894
FirstCash, Inc., 4.625%, 9/1/2028 (a)	3,900,000	4,026,750
Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	2,600,000	2,580,578
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029 (a)	2,200,000	2,323,750
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,365,000
Lithia Motors, Inc., 4.375%, 1/15/2031 (a)	3,500,000	3,731,718
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	2,040,000	2,285,999
United Airlines, Inc., 4.375%, 4/15/2026 (a)	3,100,000	3,210,732
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	4,800,000	4,949,568
		56,248,179
Consumer, Non-cyclical ― 0.08%
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)	900,000	914,625
NESCO Holdings II, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,723,375
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	900,000	863,230
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)	2,100,000	2,197,125
		5,698,355
Energy ― 0.10%
Renewable Energy Group, Inc., 5.875%, 6/1/2028 (a)	2,200,000	2,315,500
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	4,500,000	4,471,875
		6,787,375
Financial ― 3.54%
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	3,073,121
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	11,500,000	11,292,163
B. Riley Financial, Inc., 6.375%, 2/28/2025 (j)	7,000,000	7,333,200
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,870,745
Bank of Commerce Holdings, 5.385% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(d)	2,500,000	2,500,156
Beal Trust I, 3.779%% (6 Month LIBOR USD + 3.625%) (d)(f)(k)(l)	2,000,000	1,666,820
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	6,176,787
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (d)	4,000,000	4,399,081
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,088,217
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,073,875
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(d)	1,000,000	1,075,179
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,043,930
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	4,500,000	4,540,927
Enact Holdings Inc, 6.500%, 8/15/2025 (a)	4,300,000	4,713,875
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (d)	2,000,000	2,115,249
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (d)	2,000,000	2,166,451
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (d)	1,000,000	1,137,568
First Charter Capital Trust, 1.818% (3 Month LIBOR USD + 1.690%), 9/15/2035 (d)(f)	1,000,000	953,056
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	4,285,000	4,905,554
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	1,250,000	1,284,424
First NBC Bank Holding Co., 5.750%, 2/18/2025 (f)(k)(m)	13,500,000	1,312,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	5,600,000	5,469,940
Georgia Banking Co., Inc., 4.125% (SOFR + 3.400%), 6/15/2031 (a)(d)	4,000,000	3,940,588
Hanmi Financial Corp, 3.750% (SOFR + 3.100%), 9/1/2031 (d)	3,300,000	3,371,057
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	900,000	893,263
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,504,701	1,586,767
Howard Hughes Corp., 5.375%, 8/1/2028 (a)	4,800,000	5,040,000
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	1,500,000	1,513,918
Jacksonville Bancorp, Inc., 3.866% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(d)	1,200,000	1,202,396
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(d)	1,000,000	1,005,021
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,136,641
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	2,100,000	1,927,810
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	5,800,000	6,529,166
MGIC Investment Corp., 5.250%, 8/15/2028	5,200,000	5,538,520
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (d)	750,000	782,437
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,016,947
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	333,606	336,626
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	4,400,000	4,603,500
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	8,700,000	8,906,930
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	8,307,000	9,554,878
Noah Bank, 9.000%, 4/17/2025 (f)	4,500,000	4,613,473
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(d)	1,000,000	1,039,187
OneMain Finance Corp., 3.500%, 1/15/2027	600,000	587,250
OneMain Finance Corp., 4.000%, 9/15/2030	1,600,000	1,556,088
Pacific Continental Corp., 4.847% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	4,150,000	4,151,465
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance, 4.875%, 5/15/2029 (a)	1,800,000	1,824,777
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	4,800,000	4,956,000
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	849,375
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	900,000	886,500
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	4,300,000	4,362,544
PRA Group, Inc., 5.000%, 10/1/2029 (a)	3,600,000	3,561,984
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (d)	1,500,000	1,530,783
Preferred Pass-Through Trust, 3.692% (N/A + 0.000%), 12/29/2049 (a)(n)	1,000,000	915,000
Radian Group, Inc., 4.875%, 3/15/2027	6,800,000	7,429,306
Ready Capital Corp., 6.200%, 7/30/2026 (j)	8,000,000	8,272,000
Ready Capital Corp., 5.750%, 2/15/2026 (j)	4,500,000	4,593,600
Renasant Corp., 4.500% (SOFR + 4.025%), 9/15/2035 (d)	4,000,000	4,247,611
Southcoast Capital, 1.632%, 9/30/2035 (f)	4,000,000	3,200,000
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	2,200,000	2,312,750
Starwood Property Trust, Inc., 4.750%, 3/15/2025	4,300,000	4,524,245
Sterling Bancorp, Inc., 5.944% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(d)	2,050,000	2,051,127
Sterling Bancorp, Inc., 4.000% (SOFR + 2.530%), 12/30/2029 (d)	4,000,000	4,153,710
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	4,400,000	4,680,500
TIAA FSB Holdings, Inc., 2.116%, 1/7/2035 (f)	5,000,000	4,800,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,966,535
Trinity Cap, Inc., 7.000%, 1/16/2025 (j)	6,000,000	6,283,200
United Wholesale Mortgage LLC, 5.500%, 11/15/2025 (a)	2,200,000	2,192,124
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	9,600,000	9,348,000
Western Alliance Bank, 5.250% (SOFR + 5.120%), 6/1/2030 (d)	3,000,000	3,279,886
WSFS Cap Trust, 1.890%, 6/1/2035 (a)(f)	4,000,000	3,800,000
Zais Group LLC, 7.000%, 11/15/2023 (a)	1,060,000	1,072,117
		249,120,120
Industrial ― 0.17%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,700,000	1,782,025
Dycom Industries, Inc., 4.500%, 4/15/2029 (a)	1,100,000	1,117,875
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (a)	2,200,000	2,244,000
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,800,000	1,820,088
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/2028 (a)	4,600,000	4,775,122
		11,739,110
Technology ― 0.03%
Seagate HDD Cayman, 3.375%, 7/15/2031 (a)	2,400,000	2,303,256
TOTAL CORPORATE OBLIGATIONS - (Cost ― $403,037,263)		$400,820,683

Investment Companies ― 2.11%	Shares
Affiliated Mutual Funds ― 2.11%
Angel Oak Core Impact Fund, Institutional Class	3,985,110	39,691,697
Angel Oak Financials Income Fund, Institutional Class	5,147,772	46,226,992
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	39,334,280
Angel Oak Ultrashort Income Fund, Institutional Class	2,283,923	22,953,430
TOTAL INVESTMENT COMPANIES (Cost ― $149,453,593)		$148,206,399

Preferred Stocks ― 0.28%
Financial ― 0.06%
Morgan Stanley, 4.000% (3 Month LIBOR USD + 0.700%) (d)	130,497	3,293,744
TriState Capital Holdings, Inc., (3 Month LIBOR USD + 4.088%) (d)	40,000	1,078,000
		4,371,744
Real Estate Investment Trust ― 0.22%
AGNC Investment Corp., 6.500% (3 Month LIBOR USD + 4.993%) (d)	129,224	3,350,779
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (d)	320,000	8,281,600
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (d)	168,900	4,072,179
		15,704,558
TOTAL PREFERRED STOCKS (Cost ― $19,384,265)		$20,076,302
	Principal
Residential Mortgage-Backed Securities ― 67.60%	Amount
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 0.489% (1 Month LIBOR USD + 0.400%), 12/25/2035 (d)	$510,831	511,146
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.623%, 7/25/2035 (g)	422,047	425,133
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.016%, 2/25/2036 (g)	7,320,315	6,570,480
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 2.962%, 3/25/2036 (g)	1,743,853	1,622,765
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.476%, 3/25/2036 (g)	830,540	683,057
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 0.269% (1 Month LIBOR USD + 0.360%), 8/25/2036 (d)	1,618,832	1,015,580
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.286%, 3/25/2037 (g)	400,063	401,268
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 3.723%, 3/25/2037 (g)	3,614,524	3,500,265
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 3.690%, 6/25/2037 (g)	2,231,365	2,063,912
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 3.690%, 6/25/2037 (g)	2,114,869	2,093,179
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.521%, 6/25/2045 (a)(g)	2,018,000	2,049,344
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (o)	356,803	311,018
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2046 (d)	1,978,149	1,900,220
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2046 (d)(i)	24,956,717	22,658,104
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.982%, 5/25/2046 (e)(f)(g)	21,937,838	2,459,166
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.047% (12 Month US Treasury Average + 0.960%), 9/25/2046 (d)	1,259,200	1,248,507
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.457%, 12/25/2046 (e)(f)(g)	70,556,433	6,247,913
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.787% (12 Month US Treasury Average + 0.700%), 2/25/2047 (d)(i)	53,092,185	31,002,757
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.971%, 6/25/2047 (e)(f)(g)	21,173,405	1,683,328
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (o)	4,642,840	3,694,679
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 1.907% (6 Month LIBOR USD + 1.750%), 12/25/2036 (d)	4,505,526	4,167,359
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (o)	6,298,933	2,934,213
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(o)	2,250,874	976,366
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.389% (1 Month LIBOR USD + 0.600%), 9/25/2045 (d)	6,916,914	6,654,922
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.659% (1 Month LIBOR USD + 3.140%), 9/25/2045 (d)	518,151	499,212
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.319% (1 Month LIBOR USD + 0.460%), 3/25/2047 (d)	4,236,459	2,170,584
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 0.249% (1 Month LIBOR USD + 0.160%), 5/25/2047 (d)(i)	21,305,661	16,395,111
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.279% (1 Month LIBOR USD + 0.190%), 5/25/2047 (d)(i)	22,897,159	13,320,354
Banc of America Funding Trust, Series 2009-R14, Class 2A, 14.849% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(d)(p)	353,226	410,242
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 3.009%, 8/28/2035 (a)(g)	1,861,587	1,787,505
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	428,576	431,360
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (g)	3,759,924	2,098,293
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (o)	4,122,259	2,293,542
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (o)	11,063,794	5,858,954
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (c)	189,963	109,718
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 0.689% (1 Month LIBOR USD + 0.600%), 4/25/2037 (d)	2,802,695	1,989,479
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.519%, 9/20/2035 (g)	2,149,617	2,016,003
Bank of America Funding Trust, Series 2007-C, Class 4A2, 2.939%, 5/20/2036 (g)	971,792	987,010
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.276% (1 Month LIBOR USD + 0.380%), 10/20/2036 (d)	8,089,121	7,216,176
Bank of America Funding Trust, Series 2007-2, Class 1A16, 0.689% (1 Month LIBOR USD + 0.600%), 3/25/2037 (d)	2,797,709	2,039,474
Bank of America Funding Trust, Series 2014-R1, Class A2, 0.386% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(d)	5,489,993	4,886,736
Bank of America Funding Trust, Series 2007-A, Class 2A1, 0.246% (1 Month LIBOR USD + 0.320%), 2/20/2047 (d)	2,403,944	2,258,104
Bank of America Funding Trust, Series 2007-A, Class 2A5, 0.316% (1 Month LIBOR USD + 0.460%), 2/20/2047 (d)	1,478,909	1,363,023
Bank of America Funding Trust, Series 2007-B, Class A1, 0.296% (1 Month LIBOR USD + 0.420%), 4/20/2047 (d)	3,899,234	3,464,910
Bank of America Funding Trust, Series 2007-C, Class 7A4, 0.306% (1 Month LIBOR USD + 0.440%), 5/20/2047 (d)	2,762,343	2,643,457
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,057,023	1,015,922
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	407,047	373,029
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(g)	1,764,640	1,704,696
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.651%, 12/27/2035 (a)(g)	5,950,868	5,068,074
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 0.231%, 2/26/2036 (a)(g)	2,335,818	1,598,777
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.041%, 5/28/2036 (a)(g)	1,578,335	1,552,110
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 2.915%, 5/28/2036 (a)(g)	3,566,058	2,990,978
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 0.256%, 1/27/2037 (a)(g)	1,215,670	1,134,658
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 2.677%, 1/28/2037 (a)(g)	7,164,907	6,906,748
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 0.299% (1 Month LIBOR USD + 0.420%), 4/25/2037 (d)	1,444,841	1,340,210
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.289% (1 Month LIBOR USD + 1.200%), 10/25/2047 (d)(i)	22,865,643	21,967,023
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 2.433%, 8/25/2035 (g)	2,238,171	2,098,012
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.931%, 7/25/2036 (g)	458,401	450,095
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 2.798%, 6/25/2034 (g)	533,712	549,413
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.049%, 7/25/2035 (g)	490,963	493,909
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 2.632%, 9/25/2035 (g)	3,273,383	3,145,855
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.894%, 9/25/2035 (g)(i)	16,056,279	12,384,481
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.089% (1 Month LIBOR USD + 1.000%), 8/25/2035 (d)	1,764,790	1,418,785
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.589% (1 Month LIBOR USD + 0.500%), 5/25/2037 (d)	30,137	29,252
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,391,757	1,763,547
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 0.299% (1 Month LIBOR USD + 0.210%), 7/25/2036 (d)	593,532	572,250
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.269% (1 Month LIBOR USD + 0.180%), 10/25/2036 (d)(i)	20,142,637	18,992,070
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.249% (1 Month LIBOR USD + 0.160%), 1/25/2037 (d)	4,560,353	4,361,089
Bellemeade Re Ltd., Series 2018-1A, Class M2, 2.989% (1 Month LIBOR USD + 2.900%), 4/25/2028 (a)(d)	13,000,000	13,081,731
Bellemeade Re Ltd., Series 2018-3A, Class M2, 2.839% (1 Month LIBOR USD + 2.750%), 10/25/2028 (a)(d)	28,196,741	28,335,554
Bellemeade Re Ltd., Series 2019-2A, Class M2, 3.189% (1 Month LIBOR USD + 3.100%), 4/25/2029 (a)(d)	22,150,000	22,643,901
Bellemeade Re Ltd., Series 2019-2A, Class B1, 4.189% (1 Month LIBOR USD + 4.100%), 4/25/2029 (a)(d)	9,180,000	9,248,391
Bellemeade Re Ltd., Series 2019-4A, Class M1C, 2.589% (1 Month LIBOR USD + 2.500%), 10/25/2029 (a)(d)	13,499,500	13,559,478
Bellemeade Re Ltd., Series 2020-4A, Class M2B, 3.689% (1 Month LIBOR USD + 3.600%), 6/25/2030 (a)(d)	3,000,000	3,024,231
Bellemeade Re Ltd., Series 2020-4A, Class B1, 5.089% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(d)	2,500,000	2,498,220
Bellemeade Re Ltd., Series 2020-2A, Class M1C, 4.089% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)(d)	3,750,000	3,850,736
Bellemeade Re Ltd., Series 2021-1A, Class M1B, 2.249% (SOFR30A + 2.200%), 3/25/2031 (a)(d)	1,700,000	1,751,882
Bellemeade Re Ltd., Series 2021-1A, Class M2, 4.899% (SOFR30A + 4.850%), 3/25/2031 (a)(d)	5,750,000	6,182,003
Bellemeade Re Ltd., Series 2021-1A, Class M2, 2.949% (SOFR30A + 2.900%), 6/25/2031 (a)(d)	13,250,000	13,355,324
BNC Mortgage Loan Trust, Series 2006-2, Class A5, 0.709% (1 Month LIBOR USD + 0.620%), 11/25/2036 (d)(i)	33,000,000	22,392,084
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(g)	4,801,287	4,812,407
BRAVO Residential Funding Trust, Series 2019-NQM1, Class M1, 2.997%, 7/25/2059 (a)(g)	5,025,000	5,068,778
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B1, 4.006%, 7/25/2059 (a)(g)	4,782,000	4,827,109
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B2, 5.689%, 7/25/2059 (a)(g)	1,500,000	1,504,863
BRAVO Residential Funding Trust, Series 2019-NQM2, Class B2, 4.797%, 11/25/2059 (a)(g)	3,000,000	3,009,246
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 0.000%, 4/26/2060 (a)(g)	5,000,000	4,999,935
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.671%, 7/25/2049 (a)(o)	7,616,000	7,714,193
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(g)	3,000,000	2,792,208
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 1.399% (SOFR30A + 1.350%), 2/25/2050 (a)(d)	2,879,246	2,901,474
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 1.599% (SOFR30A + 1.550%), 2/25/2050 (a)(d)	3,414,088	3,440,479
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 2.699% (SOFR30A + 2.650%), 2/25/2050 (a)(d)	3,531,875	3,559,198
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 3.299% (SOFR30A + 3.250%), 2/25/2050 (a)(d)	1,412,576	1,423,506
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 6.549% (SOFR30A + 6.500%), 2/25/2050 (a)(d)	2,159,000	2,175,717
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 2.839%, 9/25/2036 (g)	1,181,345	1,074,510
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	866,075	542,598
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,191,441	1,717,884
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,667,264	1,408,912
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.589% (1 Month LIBOR USD + 0.500%), 2/25/2037 (d)	2,412,252	1,005,183
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,674,143	1,340,242
ChaseFlex Trust, Series 2007-2, Class A1, 0.369% (1 Month LIBOR USD + 0.280%), 5/25/2037 (d)	3,796,476	3,644,700
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 0.409% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(d)	2,562,443	2,579,227
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 0.339% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(d)	1,853,862	1,912,488
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 0.669% (1 Month LIBOR USD + 0.580%), 10/25/2035 (a)(d)	3,478,414	3,707,937
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.239% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(d)	2,796,036	2,672,851
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.289% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(d)	3,118,195	2,964,736
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 0.289% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(d)	2,032,446	2,008,977
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 0.269% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(d)	3,261,963	3,107,271
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 0.319% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(d)	4,608,592	4,650,475
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.413%, 4/25/2037 (a)(e)(f)(g)	23,659,736	343,776
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 0.299% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(d)	799,946	832,159
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 0.239% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(d)	3,950,368	4,042,794
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 0.219% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(d)	11,132,373	11,197,497
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 0.269% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(d)	5,637,489	5,088,110
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 0.219% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(d)	1,069,092	1,020,103
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 0.269% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(d)	4,556,781	3,891,090
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 0.219% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(d)(i)	9,323,109	9,179,757
CIM Trust, Series 2019-J1, Class B5, 3.983%, 8/25/2049 (a)(g)	613,000	606,674
CIM Trust, Series 2021-J1, Class B6, 2.667%, 3/25/2051 (a)(g)	1,416,978	523,488
CIM Trust, Series 2021-J1, Class B5, 2.667%, 3/25/2051 (a)(g)	810,000	497,596
CIM Trust, Series 2021-J1, Class B4, 2.667%, 3/25/2051 (a)(g)	1,394,215	1,066,470
CIM Trust, Series 2021-J2, Class B6, 2.680%, 4/25/2051 (a)(g)	1,438,139	532,570
CIM Trust, Series 2021-J2, Class B4, 2.680%, 4/25/2051 (a)(g)	1,653,967	1,234,121
CIM Trust, Series 2021-J2, Class B5, 2.680%, 4/25/2051 (a)(g)	718,000	426,035
CIM Trust, Series 2021-J3, Class B4, 2.624%, 6/25/2051 (a)(g)	1,281,000	919,495
CIM Trust, Series 2021-J3, Class B6, 2.624%, 6/25/2051 (a)(g)	800,773	274,769
CIM Trust, Series 2021-J3, Class B5, 2.624%, 6/25/2051 (a)(g)	481,000	278,739
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	36,713	24,852
Citigroup Mortgage Loan Trust, Series 2005-12, Class 2A1, 0.889% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(d)	2,465,507	2,232,795
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 2.755%, 8/25/2035 (g)	407,419	414,596
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 2.618%, 11/25/2035 (g)	1,882,863	1,627,892
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	564,162	582,280
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.409% (1 Month LIBOR USD + 0.320%), 1/25/2037 (d)	3,786,158	3,620,759
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 2.988%, 3/25/2037 (g)	3,378,658	2,972,186
Citigroup Mortgage Loan Trust, Series 2014-6, Class 2A1, 0.386% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(d)	41,416	43,384
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class B1, 3.970%, 7/25/2049 (a)(g)	3,000,000	3,033,951
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.875%, 11/25/2070 (a)(o)	10,982,000	11,209,701
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 0.739% (1 Month LIBOR USD + 0.650%), 9/25/2036 (d)	1,932,874	1,474,910
CitiMortgage Alternative Loan Trust, Series 2006A4, Class 1A3, 6.000%, 9/25/2036	3,611,411	3,576,655
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	78,316	42,833
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 0.739% (1 Month LIBOR USD + 0.650%), 12/25/2036 (d)	5,192,500	4,018,118
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (g)	2,702,551	2,659,129
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	138,969	71,821
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 0.689% (1 Month LIBOR USD + 0.600%), 3/25/2037 (d)	2,907,698	2,268,917
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	148,280	79,179
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 0.689% (1 Month LIBOR USD + 0.600%), 4/25/2037 (d)	1,875,050	1,526,563
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 0.589% (1 Month LIBOR USD + 0.500%), 5/25/2037 (d)	4,958,557	4,031,351
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 0.689% (1 Month LIBOR USD + 0.600%), 6/25/2037 (d)	2,052,929	1,666,459
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(g)	3,605,000	3,633,876
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 1.189% (1 Month LIBOR USD + 1.100%), 2/25/2036 (d)	1,647,175	1,427,591
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 0.489% (1 Month LIBOR USD + 0.400%), 2/25/2035 (d)	784,472	698,010
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	441,619	432,470
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 2.282%, 5/25/2035 (e)(f)(g)	23,279,705	1,539,673
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.374%, 6/25/2035 (e)(f)(g)	21,127,982	1,266,348
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.316% (1 Month LIBOR USD + 0.460%), 7/20/2035 (d)	4,715,377	4,621,093
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 1.397% (12 Month US Treasury Average + 1.310%), 7/20/2035 (d)	591,342	554,318
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.490%, 7/20/2035 (e)(f)(g)	12,632,702	392,991
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 0.389% (1 Month LIBOR USD + 0.300%), 7/25/2035 (d)(i)	5,243,987	4,128,366
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 1.457%, 8/25/2035 (e)(f)(g)	26,510,541	973,732
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 1.996%, 8/25/2035 (g)	689,264	613,626
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.086%, 8/25/2035 (g)	576,889	581,832
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	701,128	595,588
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 0.419% (1 Month LIBOR USD + 0.660%), 9/25/2035 (d)	504,890	383,801
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 2.604%, 9/25/2035 (e)(f)(g)	4,239,750	403,700
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 3.004%, 9/25/2035 (e)(f)(g)	56,759,860	2,774,990
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 0.769% (1 Month LIBOR USD + 0.680%), 10/25/2035 (d)	1,351,895	905,647
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.332%, 10/25/2035 (e)(f)(g)	21,985,424	1,509,893
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.316%, 11/20/2035 (e)(f)(g)	16,028,615	1,058,626
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 2.368%, 11/20/2035 (e)(f)(g)	20,340,871	1,295,937
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.633%, 11/20/2035 (e)(f)(g)	22,820,576	1,913,414
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 0.489% (1 Month LIBOR USD + 0.400%), 11/25/2035 (d)	2,972,164	1,923,210
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 0.669% (1 Month LIBOR USD + 0.580%), 11/25/2035 (d)	88,679	89,389
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.081%, 11/25/2035 (e)(f)(g)	26,051,700	1,653,710
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.609% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	1,490,339	1,456,301
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	1,797,090	1,634,149
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	4,167,204	3,842,854
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,466,765	1,257,480
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (e)(f)(g)	3,666,244	46,525
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.561%, 5/25/2036 (e)(f)(g)	19,312,871	1,253,212
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 0.689% (1 Month LIBOR USD + 0.600%), 8/25/2036 (d)	4,393,102	2,337,231
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (d)	704,817	495,303
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 0.389% (1 Month LIBOR USD + 0.300%), 10/25/2036 (d)	1,883,118	970,090
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	692,359	627,260
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	7,849,992	5,275,737
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	627,907	549,990
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	3,000,617	1,975,381
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.451%, 3/20/2046 (e)(f)(g)	13,131,032	914,511
CountryWide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.469% (1 Month LIBOR USD + 0.380%), 7/25/2046 (d)	3,898,212	3,432,282
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.982%, 8/25/2046 (e)(f)(g)	15,787,621	605,960
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.982%, 8/25/2046 (e)(f)(o)	27,532,912	1,630,940
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 2.069%, 8/25/2046 (e)(f)(g)	25,649,237	1,297,338
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 0.369% (1 Month LIBOR USD + 0.140%), 4/25/2047 (d)	4,812,933	4,554,604
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.589% (1 Month LIBOR USD + 0.500%), 8/25/2047 (d)	3,497,262	1,647,242
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (e)(f)(g)	2,477,435	117,098
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(e)(g)	14,366,665	755,414
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.555%, 12/20/2035 (a)(e)(g)	51,066,197	3,587,247
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 1.830%, 10/25/2034 (e)(f)(g)	7,584,055	367,319
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 0.829% (1 Month LIBOR USD + 0.740%), 2/25/2035 (d)	1,616,381	1,551,021
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.472%, 2/25/2035 (e)(f)(g)	4,308,034	155,766
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.875%, 2/25/2035 (e)(f)(g)	16,531,900	741,489
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 0.729% (1 Month LIBOR USD + 0.640%), 3/25/2035 (d)	845,857	792,114
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.858%, 3/25/2035 (e)(f)(g)	1,154,888	32,336
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 2.188%, 3/25/2035 (e)(f)(g)	3,985,615	320,714
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 2.302%, 3/25/2035 (e)(f)(g)	10,383,826	671,823
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.669%, 3/25/2035 (g)	4,258,463	3,804,638
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 2.118%, 4/25/2035 (e)(g)	6,963,753	281,252
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 2.693%, 3/20/2036 (g)	5,498,542	4,810,212
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	1,498,358	1,382,448
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.178%, 7/25/2036 (e)(f)(g)	20,859,662	110,994
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,475,813	1,171,357
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	787,236	656,500
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 0.739% (1 Month LIBOR USD + 0.650%), 7/25/2037 (d)	4,836,326	1,280,640
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	2,121,929	1,387,984
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	2,900,898	2,356,309
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (i)	9,176,731	7,004,883
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	2,414,234	2,052,132
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 2.675%, 7/27/2035 (a)(g)	6,803,654	6,028,739
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(d)	391,142	394,962
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class M1, 3.061%, 8/25/2049 (a)(g)	11,155,839	11,286,373
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class B1, 4.065%, 8/25/2049 (a)(g)	6,465,143	6,512,048
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(g)	3,031,450	3,073,041
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(g)	1,539,950	1,561,408
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(e)(g)	136,707,275	213,127
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(e)(g)	9,357,599	144,406
Credit Suisse Mortgage Trust, Series 2021-INV1, Class A3, 2.500%, 7/25/2056 (a)(g)	26,478,221	27,155,163
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.093%, 7/25/2056 (a)(g)	1,711,685	1,302,253
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.093%, 7/25/2056 (a)(g)	4,476,859	4,540,359
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B1, 3.093%, 7/25/2056 (a)(g)	5,925,644	6,195,284
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.093%, 7/25/2056 (a)(g)	1,323,281	543,644
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B2, 3.093%, 7/25/2056 (a)(g)	5,529,404	5,714,932
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B4, 3.093%, 7/25/2056 (a)(g)	2,501,329	2,330,583
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.636%, 1/25/2060 (a)(e)(g)	243,004,924	10,676,664
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.949%, 1/25/2060 (a)(g)	7,204,424	6,398,018
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.949%, 1/25/2060 (a)(g)	7,205,554	6,148,658
Credit Sussie Mortgage Capital, Series 2021-INV2, Class PT, 0.000%, 8/1/2051 (a)(g)	215,523,164	224,526,215
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 0.789% (1 Month LIBOR USD + 0.700%), 5/25/2036 (d)	2,002,773	1,155,332
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,309,096	1,049,017
CSMC Trust, Series 2017-RPL3, Class B5, 4.398%, 8/25/2057 (a)(g)	10,563,045	11,009,238
CSMCM Trust, Series 2018-RPL3, 2.984%, 7/25/2050 (a)(f)	12,178,195	11,806,041
CSMCM Trust, Series 2018-RPL1, Class CERT, 3.140%, 7/25/2057 (a)(f)(g)	14,525,613	13,874,967
Deephaven Residential Mortgage Trust, Series 2019-4A, Class B2, 4.915%, 10/25/2059 (a)(g)	11,300,000	11,304,373
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 0.589% (1 Month LIBOR USD + 0.500%), 4/25/2035 (d)	407,596	378,361
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.399% (1 Month LIBOR USD + 0.310%), 8/25/2035 (d)	2,636,645	2,323,525
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,208,121	3,665,867
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	274,751	230,803
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	450,405	452,878
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.848%, 2/25/2036 (g)	488,089	447,822
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.209% (1 Month LIBOR USD + 0.240%), 8/25/2036 (d)(i)	3,249,912	3,229,811
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 0.219% (1 Month LIBOR USD + 0.260%), 10/25/2036 (d)	7,928,224	3,394,596
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.279% (1 Month LIBOR USD + 0.380%), 12/25/2036 (d)	10,823,227	5,201,914
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 0.329% (1 Month LIBOR USD + 0.480%), 3/25/2037 (d)	76,432,950	8,123,676
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)	535,203	348,064
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 0.439% (1 Month LIBOR USD + 0.700%), 6/25/2037 (d)(i)	22,716,315	21,435,478
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 0.209% (1 Month LIBOR USD + 0.240%), 1/25/2047 (d)(i)	9,702,132	9,657,686
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.269% (1 Month LIBOR USD + 0.360%), 1/25/2047 (d)	1,267,579	1,101,251
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.857% (12 Month US Treasury Average + 0.770%), 4/25/2047 (d)	781,302	777,618
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.219% (1 Month LIBOR USD + 0.130%), 8/25/2047 (d)	6,022,339	5,702,059
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.279% (1 Month LIBOR USD + 0.190%), 8/25/2047 (d)	6,622,866	6,495,329
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.289% (1 Month LIBOR USD + 0.200%), 8/25/2047 (d)	1,675,877	1,585,254
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 0.289% (1 Month LIBOR USD + 0.200%), 8/25/2047 (d)(i)	9,054,690	8,846,903
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 0.299% (1 Month LIBOR USD + 0.210%), 8/25/2047 (d)(i)	18,838,768	18,184,365
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2B, 5.600%, 2/25/2036 (g)	4,369,026	4,501,342
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (g)	4,353,278	4,412,021
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (g)	3,708,540	3,652,868
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (g)	446,897	443,837
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.093%, 6/25/2036 (o)	435,086	416,679
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (g)	1,988,357	1,971,408
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (g)	627,400	620,642
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (o)	217,971	205,012
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (g)(i)	2,247,226	2,138,946
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (i)(o)	7,874,617	7,762,742
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Classs A1C, 6.000%, 10/25/2036 (g)	5,852,706	5,813,446
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2007-WM1, Class A1, 3.075%, 6/27/2037 (a)(g)(i)	15,267,184	16,477,826
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 2.934%, 8/25/2037 (a)(g)(i)	9,495,983	9,420,053
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%,	1	503,961
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 0.280% (1 Month LIBOR USD + 0.200%), 10/19/2036 (d)(i)	21,698,883	19,223,496
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 0.220% (1 Month LIBOR USD + 0.140%), 3/19/2037 (d)(i)	39,755,758	36,798,446
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 0.220% (1 Month LIBOR USD + 0.140%), 3/19/2037 (d)(i)	25,689,306	24,359,936
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.490% (1 Month LIBOR USD + 0.820%), 9/19/2044 (d)	849,017	806,440
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 2.214%, 9/19/2044 (e)(f)(g)	17,388,501	952,073
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (k)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.297%, 11/19/2044 (e)(f)(g)	17,856,535	998,055
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 1A1A, 0.440% (1 Month LIBOR USD + 0.720%), 1/19/2045 (d)	9,598,136	8,772,840
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 2.341%, 1/19/2045 (e)(f)(g)	14,951,655	817,407
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (k)	1,000,000	9,517
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.350% (1 Month LIBOR USD + 0.540%), 3/19/2045 (d)(i)	21,967,402	19,807,962
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.599%, 3/19/2045 (e)(f)(g)	26,028,893	1,472,454
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.290% (1 Month LIBOR USD + 0.420%), 6/19/2045 (d)	4,333,283	4,306,984
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 0.300% (1 Month LIBOR USD + 0.440%), 6/19/2045 (d)	2,281,449	2,169,489
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 0.340% (1 Month LIBOR USD + 0.520%), 8/19/2045 (d)	1,294,194	1,250,813
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 0.340% (1 Month LIBOR USD + 0.520%), 8/19/2045 (d)	173,974	146,459
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.007% (12 Month US Treasury Average + 0.920%), 3/19/2046 (d)	11,033,814	10,446,109
Eagle RE Ltd., Series 2018-1, Class M2, 3.089% (1 Month LIBOR USD + 3.000%), 11/27/2028 (a)(d)	11,508,500	11,621,559
Eagle RE Ltd., Series 2019-1, Class M2, 3.389% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(d)	22,100,000	22,470,285
Eagle RE Ltd., Series 2019-1, Class B1, 4.589% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(d)	5,000,000	5,044,005
Eagle RE Ltd., Series 2020-1, Class M1C, 1.889% (1 Month LIBOR USD + 1.800%), 1/25/2030 (a)(d)	3,500,000	3,398,871
Eagle RE Ltd., Series 2020-1, Class M2, 2.089% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(d)	23,461,850	23,267,117
Eagle RE Ltd., Series 2020-1, Class B1, 2.939% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(d)	2,000,000	2,017,956
Eagle RE Ltd., Series 2020-2, Class M2, 5.689% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(d)	10,406,000	10,693,206
Eagle RE Ltd., Series 2021-1, Class M2, 4.499% (SOFR30A + 4.450%), 10/25/2033 (a)(d)	6,000,000	6,285,360
Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.469%, 11/25/2059 (a)(g)	3,000,000	3,057,864
Ellington Financial Mortgage Trust, Series 2020-2, Class B2, 4.804%, 10/25/2065 (a)(g)	3,626,000	3,655,102
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.484%, 11/25/2035 (g)	1,316,284	1,194,792
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	7,559	6,752
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 0.589% (1 Month LIBOR USD + 0.500%), 4/25/2036 (d)	3,974,828	2,042,322
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	235,328	168,992
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.433%, 5/25/2036 (g)	494,262	456,471
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	7,228,353	5,994,900
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,357,891	1,055,756
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,397,049	1,086,201
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.612%, 9/25/2035 (g)	43,620	41,020
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.514%, 10/25/2041 (a)(e)(g)	287,741,867	3,886,529
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 3.014%, 10/25/2041 (a)(g)	1,515,019	1,205,354
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 3.014%, 10/25/2041 (a)(g)	605,819	582,755
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 3.014%, 10/25/2041 (a)(g)	1,827,125	897,305
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.099%, 10/25/2047 (a)(g)	1,153,000	1,128,388
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.049%, 4/25/2048 (a)(g)	2,935,588	2,937,223
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.972%, 10/25/2048 (a)(g)	2,478,000	2,576,198
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/27/2051 (a)(g)	1,222,000	829,018
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 3.130%, 2/27/2051 (a)(g)	2,932,342	1,177,916
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/27/2051 (a)(g)	2,882,942	2,609,559
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.807%, 4/25/2051 (a)(g)	1,343,000	824,128
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.807%, 4/25/2051 (a)(g)	1,792,016	665,551
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.807%, 4/25/2051 (a)(g)	1,340,188	984,246
Flagstar Mortgage Trust, Series 2021-4, Class B5, 2.722%, 6/25/2051 (a)(g)	1,488,939	1,196,876
Flagstar Mortgage Trust, Series 2021-4, Class B4, 2.722%, 6/25/2051 (a)(g)	1,736,930	1,574,880
Flagstar Mortgage Trust, Series 2021-4, Class B6C, 2.722%, 6/25/2051 (a)(g)	3,378,231	1,255,918
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.478%, 8/25/2051 (a)(g)	10,846,156	6,503,377
Flagstar Mortgage Trust, Series 2021-6INV, Class B1, 3.522%, 8/25/2051 (a)(g)	5,950,333	6,477,723
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.522%, 8/25/2051 (a)(g)	3,148,674	2,799,250
Flagstar Mortgage Trust, Series 2021-6INV, Class B3, 3.522%, 8/25/2051 (a)(g)	12,244,845	12,920,920
Flagstar Mortgage Trust, Series 2021-6INV, Class B2, 3.522%, 8/25/2051 (a)(g)	13,994,109	15,015,651
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.522%, 8/25/2051 (a)(g)	8,745,372	8,374,569
Flagstar Mortgage Trust, Series 2021-10INV, Class A6, 2.500%, 10/25/2051 (a)(g)	24,829,101	25,497,351
Flagstar Mortgage Trust, Series 2021-10INV, Class B4, 3.529%, 10/25/2051 (a)(g)	9,179,821	8,736,417
Flagstar Mortgage Trust, Series 2021-10INV, Class B6C, 3.529%, 10/25/2051 (a)(g)	14,244,549	9,434,635
Flagstar Mortgage Trust, Series 2021-10INV, Class B5, 3.529%, 10/25/2051 (a)(g)	1,266,280	1,109,544
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.127%, 9/19/2035 (g)	78,255	75,043
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1, 2.984%, 4/19/2036 (g)	805,322	738,259
Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064 (a)	3,362,287	3,364,553
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 2.634%, 6/25/2045 (e)(f)(g)	7,813,282	539,601
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 2.826%, 8/25/2045 (e)(f)(g)	25,102,948	2,367,660
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class X1, 1.000%, 4/25/2036 (e)(f)	27,338,229	996,560
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 0.269% (1 Month LIBOR USD + 0.180%), 1/26/2037 (d)	10,224,281	9,580,213
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.529% (1 Month LIBOR USD + 0.440%), 6/25/2037 (d)	3,190,548	3,164,182
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 0.709% (1 Month LIBOR USD + 0.620%), 10/25/2045 (d)	1,593,243	1,509,424
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 2.826%, 10/25/2045 (e)(f)(g)	13,781,432	1,015,485
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.058%, 1/25/2043 (a)(e)(f)(g)	436,099,271	527,680
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX4, 0.250%, 1/25/2043 (a)(e)(g)	45,504,847	238,172
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.808%, 3/25/2044 (a)(g)	1,861,348	1,669,755
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.808%, 4/25/2045 (a)(g)	1,596,562	1,153,425
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.262%, 8/25/2049 (a)(g)	577,000	592,447
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.262%, 8/25/2049 (a)(g)	1,500,000	1,485,580
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 4.040%, 3/25/2050 (a)(g)	1,782,827	1,213,135
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AIOS, 0.215%, 3/25/2051 (e)(g)	214,306,223	815,649
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AX1, 0.313%, 3/25/2051 (e)(g)	188,963,217	960,500
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.313%, 3/25/2051 (g)	1,820,215	1,597,533
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.313%, 3/25/2051 (g)	2,225,359	2,271,833
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AIOS, 0.218%, 5/25/2051 (a)(e)(g)	463,276,139	2,303,872
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.808%, 5/25/2051 (a)(g)	1,709,317	602,673
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AIOS, 0.220%, 6/25/2051 (a)(e)(g)	372,657,058	2,235,197
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AX1, 0.271%, 6/25/2051 (a)(e)(f)(g)	351,581,432	2,240,980
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.771%, 6/25/2051 (a)(g)	2,079,428	751,557
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.771%, 6/25/2051 (a)(g)	2,448,352	2,178,842
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.771%, 6/25/2051 (a)(g)	1,039,000	635,783
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.656%, 8/25/2051 (a)(g)	1,306,303	916,173
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.656%, 8/25/2051 (a)(g)	2,208,829	800,345
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.656%, 8/25/2051 (a)(g)	1,306,303	1,149,843
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.026%, 9/25/2051 (a)(e)(g)	557,095,840	344,842
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(g)	9,867,556	10,227,140
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.626%, 9/25/2051 (a)(g)	1,244,000	751,366
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.626%, 9/25/2051 (a)(g)	2,489,114	917,333
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.626%, 9/25/2051 (a)(g)	5,223,025	5,274,989
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.626%, 9/25/2051 (a)(g)	8,228,636	8,223,163
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.626%, 9/25/2051 (a)(g)	2,764,608	2,114,417
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.598%, 10/25/2051 (a)(g)	3,843,083	3,186,546
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.598%, 10/25/2051 (a)(g)	1,194,000	728,668
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.598%, 10/25/2051 (a)(g)	2,987,778	1,077,010
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.031%, 11/25/2051 (a)(e)(f)(g)	961,415,589	1,147,930
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class A2, 2.500%, 11/25/2051 (a)(g)	19,420,281	19,701,914
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.687%, 11/25/2051 (a)(g)	1,038,000	645,503
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.687%, 11/25/2051 (a)(g)	5,661,725	5,119,898
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.687%, 11/25/2051 (a)(g)	4,670,429	1,777,874
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B1, 2.735%, 1/25/2052 (a)(g)	8,776,678	9,071,583
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.735%, 1/25/2052 (a)(g)	3,252,733	1,256,911
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.735%, 1/25/2052 (a)(g)	1,847,408	1,284,539
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.735%, 1/25/2052 (a)(g)	7,852,974	7,161,213
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B2, 2.735%, 1/25/2052 (a)(g)	13,396,191	13,595,754
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(g)	5,000,000	5,112,840
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.814%, 7/25/2059 (a)(g)	6,323,000	6,575,920
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class AIOS, 0.220%, 7/25/2051 (a)(e)(g)	387,437,972	1,982,133
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B1, 2.731%, 7/25/2051 (a)(g)	6,305,723	6,711,723
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(g)	5,675,544	5,918,367
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B6, 2.731%, 7/25/2051 (a)(g)	2,352,235	881,215
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B4, 2.731%, 7/25/2051 (a)(g)	1,261,341	1,128,586
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(g)	4,203,815	4,334,348
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B5, 2.731%, 7/25/2051 (a)(g)	1,069,000	678,419
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class B4, 3.046%, 12/25/2051 (a)(g)	3,079,195	2,871,743
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class B2, 3.046%, 12/25/2051 (a)(g)	4,156,066	4,287,805
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class B1, 3.046%, 12/25/2051 (a)(g)	4,156,066	4,351,854
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class B3, 3.046%, 12/25/2051 (a)(g)	4,310,474	4,372,234
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class B5, 3.046%, 12/25/2051 (a)(g)	1,847,915	1,561,304
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class B6, 3.046%, 12/25/2051 (a)(g)	2,473,350	1,052,579
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class B5, 2.787%, 1/25/2052 (a)(g)	1,237,000	801,797
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class B4, 2.787%, 1/25/2052 (a)(g)	4,001,994	3,501,913
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class B6, 2.787%, 1/25/2052 (a)(g)	3,091,101	1,231,872
GS Mortgage-Backed Securities Trust, Series 2021-HP1, Class B3, 3.229%, 1/25/2052 (a)(g)	3,807,000	3,809,234
GS Mortgage-Backed Securities Trust, Series 2021-HP1, Class B4, 3.229%, 1/25/2052 (a)(g)	3,807,000	3,520,492
GS Mortgage-Backed Securities Trust, Series 2021-HP1, Class B1, 3.229%, 1/25/2052 (a)(g)	4,758,000	4,902,352
GS Mortgage-Backed Securities Trust, Series 2021-HP1, Class B6, 3.229%, 1/25/2052 (a)(g)	4,378,626	2,281,316
GS Mortgage-Backed Securities Trust, Series 2021-HP1, Class B5, 3.229%, 1/25/2052 (a)(g)	1,523,000	1,306,457
GS Mortgage-Backed Securities Trust, Series 2021-HP1, Class B2, 3.229%, 1/25/2052 (a)(g)	11,231,000	11,438,300
GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class A2, 2.500%, 2/25/2052 (a)(g)	9,884,176	10,070,335
GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class A8, 2.500%, 2/25/2052 (a)(g)	29,536,704	30,241,804
GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B5, 2.947%, 2/25/2052 (a)(g)	1,308,386	1,069,086
GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B4, 2.947%, 2/25/2052 (a)(g)	3,488,030	3,290,328
GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B6, 2.947%, 2/26/2052 (a)(g)	5,679,016	2,396,925
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.589% (1 Month LIBOR USD + 0.500%), 12/25/2035 (d)	1,660,150	1,158,689
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.789% (1 Month LIBOR USD + 0.700%), 12/25/2035 (d)	3,441,234	3,255,321
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.589% (1 Month LIBOR USD + 0.500%), 1/25/2036 (d)	2,123,728	1,309,310
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (g)	9,765,821	3,976,027
GSAA Home Equity Trust, Series 2006-16, Class A2, 0.429% (1 Month LIBOR USD + 0.340%), 10/27/2036 (d)	1,566,385	758,885
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (g)	6,902,607	3,789,248
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.449% (1 Month LIBOR USD + 0.360%), 1/25/2037 (d)	11,254,886	5,923,334
GSAA Home Equity Trust, Series 2006-20, Class A4A, 0.549% (1 Month LIBOR USD + 0.460%), 1/25/2037 (d)	2,731,326	1,739,581
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.429% (1 Month LIBOR USD + 0.340%), 2/25/2037 (d)	1,978,049	1,034,227
GSAA Home Equity Trust, Series 2007-3, Class 1A1A, 0.159% (1 Month LIBOR USD + 0.140%), 3/25/2037 (d)	6,402,689	4,577,013
GSAA Home Equity Trust, Series 2007-2, Class AV1, 0.169% (1 Month LIBOR USD + 0.080%), 3/25/2037 (d)	3,544,509	936,239
GSAA Home Equity Trust, Series 2007-4, Class A2, 0.289% (1 Month LIBOR USD + 0.400%), 3/25/2037 (d)	1,327,127	542,195
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (o)	2,139,970	1,081,742
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.209% (1 Month LIBOR USD + 0.240%), 5/25/2037 (d)	3,049,604	2,973,565
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (o)	5,101,362	3,414,097
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,369,907	1,639,142
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 0.237% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	5,648,948
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 0.237% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	5,137,190
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 0.237% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,709,149	4,701,964
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 0.237% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	5,413,192
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.201%, 5/25/2035 (g)	735,608	762,536
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.422%, 5/25/2035 (g)	1,256,139	1,232,426
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 0.419% (1 Month LIBOR USD + 0.330%), 7/25/2035 (d)	2,415,438	2,182,546
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 0.589% (1 Month LIBOR USD + 0.500%), 7/25/2035 (d)	713,342	679,616
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.610%, 10/25/2035 (g)	978,069	791,139
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,101,991	942,320
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	329,592	270,274
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	7,043,438	5,259,088
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.779%, 3/25/2037 (g)	6,097,858	5,010,549
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	323,174	285,062
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	7,023,185	6,180,712
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.389% (1 Month LIBOR USD + 0.300%), 4/25/2037 (d)	5,228,606	2,091,265
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(f)(g)	1,988,138	23,715
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 0.470% (1 Month LIBOR USD + 0.780%), 12/19/2034 (d)	2,670,691	2,429,154
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 2.240%, 1/19/2035 (e)(f)(g)	7,989,835	669,732
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.113%, 3/19/2035 (e)(f)(g)	7,821,356	498,604
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.409%, 6/19/2035 (e)(f)(g)	55,734,518	3,769,437
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 2.675%, 7/19/2035 (g)	982,658	922,112
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 1.326%, 9/19/2035 (e)(f)(g)	24,937,796	954,095
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 1.587% (12 Month US Treasury Average + 1.500%), 9/19/2035 (d)	1,671,386	1,577,172
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.754%, 10/19/2035 (e)(f)(g)	9,382,858	630,800
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.074%, 11/19/2035 (e)(f)(g)	40,564,211	1,043,961
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.418%, 2/19/2036 (e)(f)(g)	18,900,724	419,596
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.260% (1 Month LIBOR USD + 0.180%), 11/19/2036 (d)(i)	19,906,698	19,402,800
HarborView Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.290% (1 Month LIBOR USD + 0.420%), 11/19/2036 (d)	745,059	669,185
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.270% (1 Month LIBOR USD + 0.190%), 12/19/2036 (d)(i)	29,559,203	28,283,043
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 0.937% (12 Month US Treasury Average + 0.850%), 12/19/2036 (d)	6,044,220	5,727,038
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.230% (1 Month LIBOR USD + 0.150%), 2/19/2037 (d)(i)	19,272,712	17,974,637
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 0.210% (1 Month LIBOR USD + 0.130%), 3/19/2037 (d)	32,582,323	31,080,506
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.249% (1 Month LIBOR USD + 0.320%), 4/25/2037 (d)(i)	16,392,034	14,826,267
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.280% (1 Month LIBOR USD + 0.200%), 5/19/2037 (d)(i)	22,986,247	22,383,295
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.270% (1 Month LIBOR USD + 0.190%), 8/19/2037 (d)	1,909,851	1,883,532
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 0.280% (1 Month LIBOR USD + 0.200%), 8/19/2037 (d)(i)	20,622,678	19,171,377
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.270% (1 Month LIBOR USD + 0.190%), 9/19/2037 (d)	4,857,095	4,653,461
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 1.089% (1 Month LIBOR USD + 1.000%), 10/25/2037 (d)(i)	17,053,607	17,106,183
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.589%, 8/19/2045 (e)(f)(g)	10,618,159	744,524
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.356% (1 Month LIBOR USD + 0.540%), 10/20/2045 (d)	3,859,963	3,828,651
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.087% (12 Month US Treasury Average + 2.000%), 10/20/2045 (d)	3,368,015	3,220,933
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 0.270% (1 Month LIBOR USD + 0.380%), 5/19/2046 (d)	5,588,837	3,330,052
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 0.260% (1 Month LIBOR USD + 0.180%), 11/19/2046 (d)	6,345,172	5,665,408
Home RE Ltd., Series 2019-1, Class M2, 3.339% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(d)	20,083,000	20,283,870
Home RE Ltd., Series 2020-1, Class M1C, 4.239% (1 Month LIBOR USD + 4.150%), 10/25/2030 (a)(d)	2,500,000	2,569,005
Home RE Ltd., Series 2020-1, Class M2, 5.339% (1 Month LIBOR USD + 5.250%), 10/25/2030 (a)(d)	1,750,000	1,835,853
Home RE Ltd., Series 2021-1, Class M1C, 2.389% (1 Month LIBOR USD + 2.300%), 7/25/2033 (a)(d)	14,182,587	14,092,485
Home RE Ltd., Series 2021-1, Class B1, 3.739% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(d)	3,333,042	3,259,358
Home RE Ltd., Series 2021-2, Class M2, 3.299% (SOFR30A + 3.250%), 1/25/2034 (a)(d)	9,250,000	9,412,199
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.589% (1 Month LIBOR USD + 0.500%), 3/25/2035 (d)	5,605,740	5,114,005
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 0.709% (1 Month LIBOR USD + 0.620%), 3/25/2035 (d)	891,356	794,459
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.349% (1 Month LIBOR USD + 0.520%), 1/25/2036 (d)	2,438,008	2,415,954
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 2.447%, 4/25/2037 (g)	5,239,308	5,135,585
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 2.759%, 1/25/2037 (g)	594,948	532,211
IMPAC CMB Trust, Series 2004-10, Class 3A1, 0.789% (1 Month LIBOR USD + 0.700%), 3/25/2035 (d)	2,579,443	2,402,003
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.369% (1 Month LIBOR USD + 0.280%), 10/25/2035 (d)	2,187,150	2,108,513
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.589% (1 Month LIBOR USD + 0.500%), 10/25/2035 (d)(i)	21,872,546	21,254,362
IMPAC CMB Trust, Series 2005-7, Class A2, 0.369% (1 Month LIBOR USD + 0.280%), 11/25/2035 (d)	1,809,348	1,653,046
IMPAC CMB Trust, Series 2005-7, Class A1, 0.609% (1 Month LIBOR USD + 0.520%), 11/25/2035 (d)(i)	16,247,211	15,800,429
IMPAC CMB Trust, Series 2005-8, Class 1M1, 0.719% (1 Month LIBOR USD + 0.630%), 2/25/2036 (d)	2,018,429	1,884,603
IMPAC Secured Assets Trust, Series 2005-2, Class A2D, 0.519% (1 Month LIBOR USD + 0.860%), 3/25/2036 (d)	710,328	638,726
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.259% (1 Month LIBOR USD + 0.340%), 8/25/2036 (d)	6,670,523	6,105,436
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.369% (1 Month LIBOR USD + 0.560%), 8/25/2036 (d)(i)	4,560,961	3,434,157
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 0.359% (1 Month LIBOR USD + 0.540%), 11/25/2036 (d)(i)	21,778,683	17,747,383
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.279% (1 Month LIBOR USD + 0.380%), 1/25/2037 (d)	7,978,817	7,284,046
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 0.349% (1 Month LIBOR USD + 0.520%), 1/25/2037 (d)(i)	23,946,767	22,578,760
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 0.249% (1 Month LIBOR USD + 0.160%), 3/25/2037 (d)	958,060	936,134
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 0.329% (1 Month LIBOR USD + 0.240%), 3/25/2037 (d)	8,232,278	7,235,991
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2037 (d)(i)	15,860,479	13,315,411
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 2.762%, 6/25/2034 (e)(f)(g)	8,416,519	8,050,771
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.489% (1 Month LIBOR USD + 0.800%), 11/25/2034 (d)	453,067	432,139
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 2.059%, 12/25/2034 (e)(f)(g)	2,729,193	153,626
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 2.123%, 2/25/2035 (e)(f)(g)	12,725,314	446,226
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 2.186%, 3/25/2035 (e)(f)(g)	16,645,408	940,549
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 0.569% (1 Month LIBOR USD + 0.480%), 4/25/2035 (d)	2,477,821	2,289,554
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 0.549% (1 Month LIBOR USD + 0.460%), 5/25/2035 (d)	3,035,817	2,840,723
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 2.364%, 5/25/2035 (e)(f)(g)	21,209,525	1,207,119
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 2.506%, 5/25/2035 (g)	1,088,464	1,025,570
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 2.372%, 6/25/2035 (e)(f)(g)	34,722,756	1,965,933
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.058%, 6/25/2035 (g)	938,578	916,088
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.564%, 7/25/2035 (e)(f)(g)	55,524,556	2,978,837
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 2.268%, 8/25/2035 (e)(f)(g)	24,811,683	1,688,460
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 2.782%, 8/25/2035 (g)	2,320,458	1,642,835
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 2.748%, 10/25/2035 (g)	5,189,927	4,939,388
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 2.861%, 9/25/2036 (g)	5,370,698	4,884,376
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.829%, 3/25/2037 (g)	988,859	987,870
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.893%, 6/25/2037 (g)	5,855,970	5,020,809
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.053%, 6/25/2037 (g)	3,784,800	2,916,529
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.255%, 6/25/2037 (g)	487,971	456,645
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 0.269% (1 Month LIBOR USD + 0.180%), 7/25/2037 (d)	7,262,303	6,875,229
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 2.824%, 7/25/2037 (g)	3,856,489	3,173,987
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.269% (1 Month LIBOR USD + 0.180%), 8/25/2037 (d)	3,739,224	3,504,741
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 2.582%, 7/25/2045 (e)(f)(g)	17,052,169	986,724
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 0.289% (1 Month LIBOR USD + 0.400%), 11/25/2046 (d)	5,507,334	5,617,778
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 0.449% (1 Month LIBOR USD + 0.360%), 3/25/2047 (d)	8,513,378	6,529,105
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 2.947%, 1/28/2036 (a)(g)	502,533	493,157
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 0.549% (1 Month LIBOR USD + 0.460%), 12/25/2036 (d)	1,422,329	1,404,749
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 0.269% (1 Month LIBOR USD + 0.360%), 6/25/2037 (d)(i)	32,252,949	23,280,533
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 1.789% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(d)	5,643,495	5,697,447
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 2.689% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(d)	2,089,397	2,087,776
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 3.699% (SOFR30A + 3.650%), 3/27/2051 (a)(d)	569,720	575,294
JP Morgan Chase Bank, Series 2021-CL1, Class B, 6.949% (SOFR30A + 6.900%), 3/27/2051 (a)(d)	1,151,000	1,162,275
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 2.589% (1 Month LIBOR USD + 2.500%), 10/25/2057 (a)(d)	4,911,687	4,953,171
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 4.439% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(d)	1,570,456	1,636,233
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 5.689% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(d)	3,016,306	3,152,290
JP Morgan Chase Bank, Series 2020-CL1, Class B, 10.089% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(d)	6,750,000	7,375,739
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 2.946%, 8/25/2035 (g)	6,308	6,494
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.471%, 10/25/2035 (g)	7,472,558	6,684,383
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.588%, 11/25/2035 (g)	1,951,602	1,918,946
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,264,360	1,137,859
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 2.537%, 10/25/2036 (g)	218,988	194,874
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 2.912%, 10/25/2036 (g)	671,055	650,072
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.110%, 10/25/2036 (g)	1,882,479	1,744,638
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.135%, 1/25/2037 (g)	1,432,523	1,389,094
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 2.753%, 6/25/2037 (g)	1,793,897	1,726,760
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.702%, 6/25/2048 (a)(g)	2,752,340	2,851,447
JP Morgan Mortgage Trust, Series 2017-4, Class B4, 3.912%, 11/25/2048 (a)(g)	7,106,281	7,340,674
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 1.950%, 5/25/2049 (a)(g)	3,701,123	3,296,464
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.506%, 5/25/2049 (a)(g)	1,761,325	1,781,518
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 0.180%, 6/25/2049 (a)(g)	2,789,591	1,540,644
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.770%, 6/25/2049 (a)(g)	6,636,091	6,830,124
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.770%, 6/25/2049 (a)(g)	2,451,083	2,494,203
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.238%, 12/25/2049 (a)(g)	1,929,699	1,936,295
JP Morgan Mortgage Trust, Series 2019-6, Class B4, 4.238%, 12/25/2049 (a)(g)	4,818,920	4,962,895
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.082%, 2/25/2050 (a)(e)(f)(g)	41,693,771	29,102
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 1.800%, 2/25/2050 (a)(g)	1,438,265	918,745
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.082%, 2/25/2050 (a)(g)	3,052,619	3,143,291
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.082%, 2/25/2050 (a)(g)	1,199,000	1,168,858
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.204%, 3/25/2050 (a)(e)(f)(g)	107,313,835	177,497
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 0.834%, 3/25/2050 (a)(g)	2,397,463	1,770,469
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.204%, 3/25/2050 (a)(g)	1,838,288	1,856,687
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 2.916%, 5/25/2050 (a)(g)	5,009,723	3,806,087
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.874%, 5/25/2050 (a)(g)	2,628,506	2,622,905
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.874%, 5/25/2050 (a)(g)	2,956,587	3,060,058
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 2.526%, 6/25/2050 (a)(g)	3,400,778	1,406,225
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.850%, 6/25/2050 (a)(g)	2,252,408	2,065,877
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.850%, 6/25/2050 (a)(g)	4,063,138	4,115,264
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 3.920%, 6/25/2050 (a)(g)	9,312,638	7,356,388
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.305%, 6/25/2050 (a)(g)	2,924,889	2,893,353
JP Morgan Mortgage Trust, Series 2020-2, Class B3A, 3.662%, 7/25/2050 (a)(g)	8,688,765	8,945,927
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.893%, 8/25/2050 (a)(g)	1,726,546	1,736,762
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 4.120%, 11/25/2050 (a)(g)	8,769,792	6,529,102
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.155%, 11/25/2050 (a)(g)	3,188,788	3,146,523
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.233%, 11/25/2050 (a)(g)	7,772,792	7,962,386
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.570%, 12/25/2050 (a)(g)	4,112,936	2,354,701
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.643%, 12/25/2050 (a)(g)	1,824,591	1,771,251
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.643%, 12/25/2050 (a)(g)	3,651,129	3,669,958
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.632%, 5/25/2051 (a)(g)	1,088,480	437,762
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 2.881%, 7/25/2051 (a)(g)	3,197,860	1,298,657
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(g)	2,607,955	1,806,095
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(g)	2,165,578	1,985,770
JP Morgan Mortgage Trust, Series 2021-6, Class B2, 2.856%, 10/25/2051 (a)(g)	13,146,258	13,247,208
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.858%, 10/25/2051 (a)(g)	4,692,922	1,794,695
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(g)	3,093,761	2,537,159
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(g)	3,866,954	3,451,001
JP Morgan Mortgage Trust, Series 2021-6, Class B3, 2.863%, 10/25/2051 (a)(g)	13,146,258	13,046,767
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 2.729%, 11/25/2051 (a)(g)	2,871,998	1,105,828
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.820%, 11/25/2051 (a)(g)	1,895,972	1,730,126
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.820%, 11/25/2051 (a)(g)	1,895,972	1,335,684
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.501%, 12/25/2051 (a)(g)	3,256,473	1,280,794
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.827%, 12/25/2051 (a)(g)	4,063,990	1,568,468
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(g)	2,525,484	1,967,916
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.869%, 12/25/2051 (a)(g)	3,232,567	2,932,940
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.869%, 12/25/2051 (a)(g)	2,308,551	1,682,010
Lake Summit Mortgage Trust, Series 2019-1, 8.440%, 8/15/2049 (f)(g)	5,620,639	5,799,814
Lake Summit Mortgage Trust, Series 2019-1B, 6.026%, 8/28/2049 (g)	220,479,113	223,241,716
Lake Summit Mortgage Trust, Series C, 7.850%, 6/25/2051 (g)	10,739,366	10,805,993
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059 (a)(o)	7,210,968	7,261,726
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A2, 4.000%, 2/25/2060 (a)(o)	11,635,000	11,772,351
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A2, 3.844%, 10/25/2066 (a)(o)	4,000,000	4,030,724
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	18,574	14,511
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	19,906	15,683
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.051%, 9/25/2035 (o)	1,474,390	1,472,745
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)(f)	22,091,404	92,320
Lehman XS Trust, Series 2007-12N, Class 2A1, 0.269% (1 Month LIBOR USD + 0.180%), 7/25/2037 (d)	4,908,082	4,513,821
Lehman XS Trust, Series 2006-10N, Class 1A3A, 0.509% (1 Month LIBOR USD + 0.420%), 7/25/2046 (d)	1,754,650	1,795,799
Lehman XS Trust, Series 2006-GP4, Class 3A4, 0.789% (1 Month LIBOR USD + 0.700%), 8/25/2046 (d)	5,940,503	5,344,718
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 2.582% (1 Month LIBOR USD + 2.500%), 5/1/2024 (a)(d)	6,162,740	6,126,824
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.809% (1 Month LIBOR USD + 0.720%), 4/25/2036 (d)	4,567,006	4,043,285
Luminent Mortgage Trust, Series 2006-1, Class X, 2.854%, 4/25/2036 (e)(f)(g)	32,085,901	2,116,675
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (e)(f)	10,747,766	233,431
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 0.299% (1 Month LIBOR USD + 0.420%), 5/27/2036 (d)	2,174,520	2,056,689
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.279% (1 Month LIBOR USD + 0.380%), 7/25/2036 (d)(i)	29,344,693	22,296,773
Luminent Mortgage Trust, Series 2006-5, Class X, 2.195%, 7/25/2036 (e)(f)(g)	32,222,847	2,199,660
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.249% (1 Month LIBOR USD + 0.320%), 11/25/2036 (d)	2,828,629	2,693,726
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.259% (1 Month LIBOR USD + 0.170%), 12/26/2036 (d)	10,910,413	10,198,050
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.369% (1 Month LIBOR USD + 0.560%), 5/26/2037 (d)	5,048,046	4,750,045
Luminent Mortgage Trust, Series 2006-2, Class X, 2.185%, 2/25/2046 (e)(f)(g)	36,985,404	1,777,629
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.289% (1 Month LIBOR USD + 0.400%), 10/25/2046 (d)(i)	11,470,414	11,191,649
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.633%, 12/25/2034 (g)	6,550	6,634
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.540%, 3/25/2035 (g)	17,433	18,141
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 2.538%, 9/25/2035 (g)	1,704,224	1,713,867
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.376%, 1/25/2036 (g)	1,160,661	1,161,246
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	10,790	3,992
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	104,712	96,066
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,194,385	1,794,075
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 0.789% (1 Month LIBOR USD + 0.700%), 2/25/2036 (d)	2,259,622	870,802
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	402,648	406,623
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,028,190	11,956,242
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	35,160	26,263
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)(f)	403	339
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(g)	1,765,057	1,666,808
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.797%, 3/25/2048 (a)(g)	1,799,000	1,815,072
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.797%, 3/25/2048 (a)(g)	1,499,000	1,469,660
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.645%, 4/25/2051 (a)(g)	566,092	370,348
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.645%, 4/25/2051 (a)(g)	1,133,170	1,003,705
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.645%, 4/25/2051 (a)(g)	1,532,628	521,573
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.690%, 6/25/2051 (a)(g)	1,225,039	443,122
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.690%, 6/25/2051 (a)(g)	349,000	210,305
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.690%, 6/25/2051 (a)(g)	1,731,731	1,500,879
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.936%, 7/25/2051 (a)(g)	1,137,709	417,150
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.936%, 7/25/2051 (a)(g)	488,000	296,481
Mello Warehouse Securitization Trust, Series 2020-1, Class F, 4.089% (1 Month LIBOR USD + 4.000%), 10/27/2053 (a)(d)(f)	8,250,000	8,359,189
Mello Warehouse Securitization Trust, Series 2020-1, Class G, 5.589% (1 Month LIBOR USD + 5.500%), 10/27/2053 (a)(d)(f)	15,000,000	15,158,985
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 3.339% (1 Month LIBOR USD + 3.250%), 11/25/2053 (a)(d)(f)	5,500,000	5,532,593
Mello Warehouse Securitization Trust, Series 2020-2, Class G, 4.839% (1 Month LIBOR USD + 4.750%), 11/25/2053 (a)(d)(f)	6,000,000	6,077,118
Mello Warehouse Securitization Trust, Series 2021-2, Class E, 2.839% (1 Month LIBOR USD + 2.750%), 4/26/2055 (a)(d)(f)	4,500,000	4,488,413
Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.839% (1 Month LIBOR USD + 4.750%), 4/26/2055 (a)(d)(f)	5,000,000	5,036,840
Mello Warehouse Securitization Trust, Series 2021-3, Class B, 1.150% (1 Month LIBOR USD + 1.150%), 11/25/2055 (a)(d)(f)	5,500,000	5,541,014
Mello Warehouse Securitization Trust, Series 2021-3, Class C, 1.350% (1 Month LIBOR USD + 1.350%), 11/25/2055 (a)(d)(f)	52,500,000	52,891,808
Mello Warehouse Securitization Trust, Series 2021-3, Class D, 2.000% (1 Month LIBOR USD + 2.000%), 11/25/2055 (a)(d)(f)	46,750,000	47,098,895
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 3.250% (1 Month LIBOR USD + 3.250%), 11/25/2055 (a)(d)(f)	41,500,000	41,809,715
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 5.150% (1 Month LIBOR USD + 5.150%), 11/25/2055 (a)(d)(f)	18,750,000	18,889,931
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 2.735%, 4/25/2037 (g)	2,068,788	1,984,509
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 0.769% (1 Month LIBOR USD + 0.680%), 4/25/2028 (d)	1,314,554	1,288,221
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 0.549% (1 Month LIBOR USD + 0.460%), 4/25/2029 (d)	617,153	597,543
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 2.563%, 12/25/2035 (g)	1,237,493	1,237,654
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.629%, 5/25/2036 (g)	623,942	572,853
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A1, 0.339% (1 Month LIBOR USD + 0.250%), 3/25/2037 (d)	28,095,490	25,610,107
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 0.569% (1 Month LIBOR USD + 0.480%), 3/25/2037 (d)	24,533,529	8,364,290
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2B, 0.239% (1 Month LIBOR USD + 0.150%), 9/25/2037 (d)	5,817,386	4,327,018
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 0.249% (1 Month LIBOR USD + 0.160%), 9/25/2037 (d)	5,905,298	4,479,228
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 0.319% (1 Month LIBOR USD + 0.230%), 9/25/2037 (d)	10,681,773	8,149,584
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(g)	4,106,000	4,114,733
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(g)	4,500,000	4,503,501
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3, 2.500%, 11/25/2060 (a)(g)	6,000,000	5,843,910
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A1, 0.149% (1 Month LIBOR USD + 0.060%), 5/25/2037 (d)	5,796,241	5,507,373
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A3, 0.269% (1 Month LIBOR USD + 0.180%), 5/25/2037 (d)(i)	16,834,429	15,904,799
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A4, 0.339% (1 Month LIBOR USD + 0.250%), 5/25/2037 (d)	2,424,158	2,253,594
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 0.389% (1 Month LIBOR USD + 0.300%), 3/25/2035 (d)	1,472,093	1,381,183
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 2.334%, 7/25/2035 (g)	906,434	862,825
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.385%, 7/25/2035 (g)(i)	9,087,344	7,188,253
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 2.520%, 7/25/2035 (g)	2,657,724	2,526,855
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 2.681%, 11/25/2035 (g)	2,343,081	1,891,358
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.379% (1 Month LIBOR USD + 0.290%), 12/25/2035 (d)	1,903,520	1,583,597
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.339% (1 Month LIBOR USD + 0.250%), 3/25/2036 (d)	2,417,170	1,918,486
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.349% (1 Month LIBOR USD + 0.260%), 3/25/2036 (d)	1,460,538	1,161,580
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.028%, 3/25/2036 (g)	6,712,943	5,922,521
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.028%, 3/25/2036 (g)	3,412,006	3,013,177
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 3.860%, 3/25/2036 (e)(f)(g)	18,164,116	2,072,162
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 3.116%, 4/25/2036 (e)(f)(g)	20,780,189	1,638,684
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 0.839% (1 Month LIBOR USD + 0.750%), 6/25/2036 (d)	3,995,377	1,966,413
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 0.429% (1 Month LIBOR USD + 0.340%), 8/25/2036 (d)	2,132,736	885,717
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,444,515	1,858,628
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (o)	2,761,733	1,074,458
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (o)	3,441,509	1,340,158
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 0.429% (1 Month LIBOR USD + 0.340%), 10/25/2036 (d)	13,447,058	5,725,798
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 0.619% (1 Month LIBOR USD + 0.530%), 4/25/2037 (d)	18,374,926	8,740,144
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 0.629% (1 Month LIBOR USD + 0.540%), 4/25/2037 (d)	18,374,926	8,833,525
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (g)	18,896,015	10,507,205
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	2,896,178	2,245,271
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.817%, 11/25/2037 (g)	6,459,767	6,163,631
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (o)	12,394,201	5,711,471
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (o)	4,780,301	2,205,378
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (o)	11,889,911	5,461,785
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (o)	8,961,577	4,031,598
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (o)	1,631,130	996,296
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (o)	6,165,220	3,512,153
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (o)	2,883,869	1,948,420
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.467% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(d)	6,960,226	6,526,806
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.912%, 8/27/2047 (a)(g)	1,010,309	743,259
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.959%, 3/25/2051 (a)(g)	1,124,310	426,170
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.959%, 3/25/2051 (a)(g)	988,000	638,627
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.959%, 3/25/2051 (a)(g)	836,396	652,634
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B1, 2.967%, 3/25/2051 (a)(g)	9,051,410	9,290,576
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.967%, 3/25/2051 (a)(g)	3,341,528	3,375,675
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.818%, 6/25/2051 (a)(g)	938,058	342,635
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.823%, 6/25/2051 (a)(g)	781,000	479,038
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.823%, 6/25/2051 (a)(g)	1,093,000	809,359
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.939%, 7/25/2051 (a)(g)	827,000	305,882
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.939%, 7/25/2051 (a)(g)	690,000	411,847
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.939%, 7/25/2051 (a)(g)	7,807,008	8,037,651
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.939%, 7/25/2051 (a)(g)	1,240,000	903,214
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.939%, 7/25/2051 (a)(g)	3,698,789	3,750,220
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B3, 2.939%, 7/25/2051 (a)(g)	2,191,249	2,130,481
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.997%, 8/25/2051 (a)(g)	1,196,715	467,610
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.997%, 8/25/2051 (a)(g)	2,144,930	1,717,538
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.997%, 8/25/2051 (a)(g)	6,433,794	6,597,302
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B3, 2.997%, 8/25/2051 (a)(g)	4,526,968	4,537,950
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.997%, 8/25/2051 (a)(g)	956,000	595,334
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B1, 2.997%, 8/25/2051 (a)(g)	13,342,799	13,885,037
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.289% (1 Month LIBOR USD + 3.200%), 2/26/2029 (a)(d)	2,334,215	2,363,404
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 2.989% (1 Month LIBOR USD + 2.900%), 11/26/2029 (a)(d)	5,122,917	5,165,371
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 1.839% (1 Month LIBOR USD + 1.750%), 1/25/2030 (a)(d)	11,700,000	11,484,708
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2A, 2.089% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(d)	21,731,174	21,689,559
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1B, 1.539% (1 Month LIBOR USD + 1.450%), 2/25/2030 (a)(d)	13,150,000	13,139,441
Mortgage Insurance-Linked Notes, Series 2020-2, Class M1C, 4.689% (1 Month LIBOR USD + 4.600%), 10/25/2030 (a)(d)	11,115,462	11,310,305
Mortgage Insurance-Linked Notes, Series 2020-2, Class M2, 5.689% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(d)	18,470,000	18,980,400
Mortgage Insurance-Linked Notes, Series 2020-2, Class B1, 7.689% (1 Month LIBOR USD + 7.600%), 10/25/2030 (a)(d)	7,870,678	8,286,368
Mortgage Insurance-Linked Notes, Series 2021-1, Class M2, 3.199% (SOFR30A + 3.150%), 12/27/2033 (a)(d)	3,250,000	3,269,328
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 2A1A, 0.299% (1 Month LIBOR USD + 0.420%), 4/25/2036 (d)	2,725,516	2,501,631
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 2.804%, 4/25/2036 (e)(f)(g)	11,142,977	895,806
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 0.239% (1 Month LIBOR USD + 0.150%), 6/25/2047 (d)	2,918,047	2,812,066
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 0.319% (1 Month LIBOR USD + 0.230%), 6/25/2047 (d)	4,558,442	4,320,150
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.369% (1 Month LIBOR USD + 0.280%), 6/25/2047 (d)	2,696,624	2,356,671
New Residential Mortgage Loan Trust, Series 2019-1A, Class B6B, 3.271%, 9/25/2057 (a)(g)	6,281,094	6,106,347
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(e)(f)(g)	16,321,948	1,945,282
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.532%, 9/25/2059 (a)(g)	20,988,375	15,185,194
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (g)	3,633,547	1,806,182
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.027%, 2/25/2036 (g)	666,983	567,616
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.249% (1 Month LIBOR USD + 0.320%), 10/27/2036 (d)	1,026,380	936,389
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.259% (1 Month LIBOR USD + 0.340%), 12/26/2036 (d)	145,782	138,162
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.606% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(d)	3,298,297	3,075,675
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 0.305% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(d)	1,326,516	1,335,901
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.164% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(d)	4,893,586	4,378,888
Oaktown Re III Ltd., Series 2019-1A, Class M2, 2.639% (1 Month LIBOR USD + 2.550%), 7/25/2029 (a)(d)	1,921,930	1,931,445
Oaktown Re III Ltd., Series 2019-1A, Class B1A, 3.589% (1 Month LIBOR USD + 3.500%), 7/25/2029 (a)(d)	1,200,000	1,224,080
Oaktown Re III Ltd., Series 2019-1A, Class B1B, 4.439% (1 Month LIBOR USD + 4.350%), 7/25/2029 (a)(d)	1,620,000	1,636,147
Oaktown Re Ltd., Series 2018-1A, Class M2, 2.939% (1 Month LIBOR USD + 2.850%), 7/25/2028 (a)(d)	6,000,000	6,044,670
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.998%, 10/15/2051 (a)(g)	1,715,000	1,290,020
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.998%, 10/15/2051 (a)(g)	734,000	469,612
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.628%, 10/25/2033 (a)(g)	4,380,118	4,620,963
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.370%, 10/22/2034 (a)(g)	3,446,963	3,636,763
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	22,744	18,313
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.249% (1 Month LIBOR USD + 0.320%), 2/25/2037 (d)	5,180,564	4,585,276
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.749% (1 Month LIBOR USD + 0.660%), 5/26/2037 (d)	1,441,757	1,323,077
PNMAC Issuer Trust, Series 2018-FT1, Class A, 2.439% (1 Month LIBOR USD + 2.350%), 4/25/2023 (a)(d)(f)	15,000,000	14,993,100
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,851,878	2,425,853
PRPM LLC, Series 2019-GS1, Class A2, 4.750%, 10/25/2024 (a)(g)	4,407,980	4,435,856
PRPM LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025 (a)(o)	7,927,112	8,086,748
PRPM LLC, Series 2020-2, Class A2, 5.000%, 8/25/2025 (a)(o)	3,250,000	3,277,554
PRPM LLC, Series 2020-5, Class A1, 3.104%, 10/25/2025 (a)(o)	164,144	165,130
PRPM LLC, Series 2020-5, Class A2, 5.437%, 10/25/2025 (a)(o)	10,000,000	10,111,260
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(g)	6,167,000	6,181,351
RAMP Trust, Series 2006-RS2, Class A3A, 0.389% (1 Month LIBOR USD + 0.300%), 3/25/2036 (d)	892,448	876,230
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.717%, 7/25/2051 (a)(g)	737,919	260,025
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.717%, 7/25/2051 (a)(g)	1,291,000	908,686
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.717%, 7/25/2051 (a)(g)	922,000	530,806
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(g)	1,933,096	1,782,696
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 2.753%, 12/27/2035 (a)(g)	8,537,105	8,083,682
RBSSP Resecuritization Trust, Series 2013-2, Class 2A2, 0.277% (1 Month LIBOR USD + 0.190%), 12/22/2036 (a)(d)	5,937,283	5,273,833
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	1,812,450	1,779,304
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.589% (1 Month LIBOR USD + 0.500%), 7/25/2035 (d)	283,964	213,379
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.009%, 7/25/2035 (g)	1,467,201	1,429,838
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.422%, 7/25/2035 (g)	549,809	454,897
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.439% (1 Month LIBOR USD + 1.350%), 8/25/2035 (d)	3,293,730	2,841,636
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	927,099	848,496
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	235,690	138,303
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	562,749	552,388
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A4, 5.750%, 9/25/2035	2,281,628	2,263,690
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,668,197	4,820,507
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	6,576,352	6,692,720
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 0.789% (1 Month LIBOR USD + 0.700%), 11/25/2035 (d)	518,428	416,017
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	505,647	339,876
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 3.961%, 12/25/2035 (g)	4,482,692	4,368,657
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	2,612,732	2,585,580
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.589% (1 Month LIBOR USD + 0.500%), 2/25/2036 (d)	511,633	403,462
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.089% (1 Month LIBOR USD + 1.000%), 2/25/2036 (d)	863,363	668,728
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,513,326	3,234,519
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)	592,668	368,285
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.489% (1 Month LIBOR USD + 0.400%), 3/25/2036 (d)	1,938,396	1,503,924
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.789% (1 Month LIBOR USD + 0.700%), 3/25/2036 (d)	3,592,859	2,828,036
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 0.689% (1 Month LIBOR USD + 0.600%), 4/25/2036 (d)(i)	23,209,953	22,124,980
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,473,710	1,413,852
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	44,143	29,502
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,135,014	1,074,774
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,621,629	1,533,400
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	27,346	10,199
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	39,492	25,987
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 0.449% (1 Month LIBOR USD + 0.360%), 7/25/2036 (d)	126,608	74,255
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.449% (1 Month LIBOR USD + 0.360%), 7/25/2036 (d)	6,845,673	3,914,096
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.469% (1 Month LIBOR USD + 0.380%), 7/25/2036 (d)	1,869,614	1,848,989
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 0.529% (1 Month LIBOR USD + 0.440%), 7/25/2036 (d)	660,624	346,238
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 0.739% (1 Month LIBOR USD + 0.650%), 7/25/2036 (d)	1,267,134	910,714
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	1,822,381	1,760,043
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 0.459% (1 Month LIBOR USD + 0.370%), 8/25/2036 (d)	6,413,243	6,166,205
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.469% (1 Month LIBOR USD + 0.380%), 8/25/2036 (d)	8,452,067	8,286,161
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	1,715,869	1,619,514
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	2,736,075	2,617,389
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	245,982	228,842
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	321,083	297,665
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	2,338,589	2,366,540
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	2,746,237	2,635,221
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	2,441,627	2,334,884
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,018,726	959,506
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	3,895,477	3,814,712
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	103,250	69,853
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 0.449% (1 Month LIBOR USD + 0.360%), 9/25/2036 (d)	518,460	519,403
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 0.739% (1 Month LIBOR USD + 0.650%), 9/25/2036 (d)	3,406,590	2,814,382
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	347,762	326,194
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	3,512,302	3,342,483
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	159,476	91,880
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,335,570	1,301,028
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	24,876,549	24,396,108
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	104,012	56,653
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.389% (1 Month LIBOR USD + 0.300%), 11/25/2036 (d)	2,015,944	1,366,217
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (d)	8,653,616	8,052,683
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036	6,878,473	6,670,193
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,040,301	974,836
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,058,278	993,221
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.449% (1 Month LIBOR USD + 0.360%), 12/25/2036 (d)	540,319	515,729
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.459% (1 Month LIBOR USD + 0.370%), 12/25/2036 (d)	7,270,862	6,926,863
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 0.539% (1 Month LIBOR USD + 0.450%), 12/25/2036 (d)	6,158,600	4,537,853
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	5,421,522	5,158,345
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	59,147	34,409
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)	946,174	552,900
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 0.639% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	8,310,230	6,210,542
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 0.639% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	10,981,140	8,865,799
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	1,928,945	1,852,452
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	492,282	261,009
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 0.389% (1 Month LIBOR USD + 0.300%), 2/25/2037 (d)	6,869,219	6,655,641
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 0.409% (1 Month LIBOR USD + 0.320%), 2/25/2037 (d)	7,284,210	6,898,642
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (i)	13,074,557	12,055,735
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	580,962	63,077
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (c)	216,317	115,156
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	324,718	183,345
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	422,625	378,620
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	371,407	200,983
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.419% (1 Month LIBOR USD + 0.330%), 4/25/2037 (d)	3,816,513	2,857,045
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,363,601	1,302,606
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.189% (1 Month LIBOR USD + 0.100%), 5/25/2037 (d)	4,643,545	4,680,745
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.279% (1 Month LIBOR USD + 0.190%), 5/25/2037 (d)(i)	14,083,455	13,438,334
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 0.639% (1 Month LIBOR USD + 0.550%), 5/25/2037 (d)	633,341	485,786
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	2,132,049	2,092,208
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	1,111,995	555,525
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	8,605,646	8,372,493
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.681%, 1/25/2046 (e)(f)(g)	28,244,676	1,072,479
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (e)(f)	17,815,870	514,611
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 0.489% (1 Month LIBOR USD + 0.400%), 12/25/2046 (d)(i)	18,686,529	16,974,525
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2047 (d)	1,355,365	1,307,137
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 1.647% (12 Month US Treasury Average + 3.120%), 8/25/2047 (d)	24,721,036	7,632,274
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 0.539% (1 Month LIBOR USD + 0.450%), 4/25/2035 (d)	3,186,316	2,268,511
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,218,634	974,884
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,475,119	3,723,451
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)	610,747	398,836
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.539% (1 Month LIBOR USD + 0.450%), 10/25/2035 (d)	2,031,858	1,513,824
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,826,227	1,721,206
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.539% (1 Month LIBOR USD + 0.450%), 11/25/2035 (d)	1,022,443	657,550
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 0.589% (1 Month LIBOR USD + 0.500%), 11/25/2035 (d)	4,037,124	2,462,427
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	691,922	560,788
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 0.789% (1 Month LIBOR USD + 0.700%), 5/25/2036 (d)	1,881,600	739,789
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,303,558	3,412,047
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,637,991	917,072
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,354,169	6,129,306
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,425,000	6,313,682
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,122,711	1,726,797
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,556,208	4,234,998
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (g)	22,942,939	13,404,779
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,457,145	2,113,437
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	4,078,183	2,560,993
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	48,463	35,867
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.926%, 2/25/2036 (g)	867,876	806,775
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	123,677	99,055
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	45,713	29,783
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	884,087	871,512
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	681,129	690,001
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	61,187	59,628
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	5,400,279	5,208,931
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	14,381	9,207
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	527,217	516,987
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 4.576%, 11/25/2036 (g)	1,074,375	1,029,227
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,499,211	1,469,464
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	215,301	153,800
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (a)(g)	16,244,000	16,491,396
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (a)(g)	12,400,000	12,587,228
Residential Mortgage Loan Trust, Series 2019-2, Class B2, 6.037%, 5/25/2059 (a)(g)	10,739,000	10,900,461
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(g)	1,075,000	1,077,609
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.567%, 6/25/2051 (a)(g)	1,566,000	920,498
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.567%, 6/25/2051 (a)(g)	870,254	312,305
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.567%, 6/25/2051 (a)(g)	2,592,650	2,124,444
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.027%, 9/25/2051 (a)(g)	6,294,411	2,720,961
Rocket Mortgage Trust, Series 2021-4, Class B3, 3.027%, 9/25/2051 (a)(g)	7,732,816	7,809,796
Rocket Mortgage Trust, Series 2021-4, Class B2A, 3.027%, 9/25/2051 (a)(g)	16,432,857	16,862,347
Rocket Mortgage Trust, Series 2021-4, Class B1A, 3.027%, 9/25/2051 (a)(g)	18,365,313	19,113,075
Rocket Mortgage Trust, Series 2021-4, Class B4, 3.027%, 9/25/2051 (a)(g)	9,665,271	8,919,847
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.027%, 9/25/2051 (a)(g)	8,216,928	6,466,681
Saluda Grade Alternative Mortgage Trust, Series 2020-PAC1, Class A2, 6.899%, 8/25/2027 (a)	15,000,000	15,045,375
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(e)(f)(g)	73,076,799	6,430,393
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(g)	11,744,851	11,832,479
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A2, 5.000%, 5/25/2050 (a)(g)	10,314,561	10,558,335
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class M1, 7.500%, 5/25/2050 (a)(g)	7,318,000	7,781,266
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/2050 (a)	4,889,134	4,930,403
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class M1, 7.000%, 9/25/2050 (a)	15,275,319	15,408,428
Saluda Grade Alternative Mortgage Trust, Series 2021-SG1, Class A, 6.000%, 8/15/2051 (a)	26,000,000	26,034,060
Saluda Grade Alternative Mortgage Trust, Series 2021-SG1, Class B, 13.500%, 8/15/2051 (a)	6,200,000	6,206,752
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.010%, 10/25/2051 (a)(e)(g)	239,362	1,570,780
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(g)	1,449,524	1,821,443
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(g)	1,159,619	1,458,673
Sequoia Mortgage Trust, Series 2004-4, Class A, 0.426% (6 Month LIBOR USD + 0.520%), 5/20/2034 (d)	908,922	876,112
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.258% (6 Month LIBOR USD + 1.100%), 8/20/2034 (d)	39,933	39,316
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.747%, 3/20/2035 (e)(f)(g)	6,303,234	80,789
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(e)(g)	1,130,355	6,984
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 2.438%, 10/20/2046 (g)	2,625,581	2,445,684
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.343%, 4/25/2050 (a)(g)	2,460,300	2,381,484
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(g)	2,596,143	2,050,624
Sequoia Mortgage Trust, Series 2021-7, Class B4, 2.872%, 11/25/2051 (a)(g)	1,628,000	1,198,898
SGR Residential Mortgage Trust, Series 2019-3, Class M1, 3.526%, 9/25/2059 (a)(g)	9,374,000	9,588,196
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(g)	35,000,000	35,210,840
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(g)	10,315,000	10,366,854
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.925%, 7/25/2043 (a)(g)	2,735,122	2,703,952
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.925%, 7/25/2043 (a)(g)	782,566	806,114
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(g)	6,000,000	6,030,366
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(g)	12,697,000	13,344,903
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.316%, 3/25/2035 (g)	477,812	498,426
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 2.745%, 9/25/2035 (g)	2,574,283	2,423,639
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.046%, 1/25/2036 (g)	520,250	506,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 1.582% (1 Month LIBOR USD + 1.500%), 9/25/2037 (d)	1,087,347	1,061,082
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class X, 1.550%, 3/19/2034 (e)(f)(g)	6,961,753	231,833
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 1.370%, 4/19/2035 (e)(f)(g)	9,986,101	247,685
Structured Asset Mortgage Investments II Trust, Series 2005-AR3, Class 1X, 2.716%, 7/25/2035 (e)(f)(g)	14,290,483	1,260,221
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1X, 1.606%, 5/25/2036 (e)(f)(g)	14,843,846	995,458
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.283%, 5/25/2036 (e)(f)(g)	39,157,672	4,012,408
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (e)(f)	94,882,388	1,855,235
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 2.099%, 5/25/2045 (e)(f)(g)	9,102,144	524,029
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.158%, 3/25/2033 (g)	18,858	19,775
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,397,458	1,974,746
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 4.157%, 1/25/2037 (a)(e)(f)(g)	27,652,968	2,264,585
TH MSR issuer Trust, Series 2019-FT1, Class A, 2.889% (1 Month LIBOR USD + 2.800%), 6/25/2024 (a)(d)	2,000,000	1,993,240
Towd Point Mortgage Trust, Series 2019-SJ2, Class B2, 5.250%, 11/25/2058 (a)(g)	18,375,306	18,704,444
Towd Point Mortgage Trust, Series 2019-SJ3, Class M2, 3.500%, 11/25/2059 (a)(g)	6,000,000	6,005,892
Traingle Re Ltd., Series 2020-1, Class M1B, 3.989% (1 Month LIBOR USD + 3.900%), 10/25/2030 (a)(d)	2,613,303	2,642,771
Traingle Re Ltd., Series 2021-1, Class M1B, 3.089% (1 Month LIBOR USD + 3.000%), 8/25/2033 (a)(d)	13,134,743	13,265,591
Traingle Re Ltd., Series 2021-1, Class M1C, 3.489% (1 Month LIBOR USD + 3.400%), 8/25/2033 (a)(d)	4,720,000	4,767,025
Traingle Re Ltd., Series 2021-1, Class M2, 3.989% (1 Month LIBOR USD + 3.900%), 8/25/2033 (a)(d)	7,492,000	7,566,665
Unlock Residential Trust, 6.000%, 5/1/2033 (f)(g)(k)	22,800,000	22,800,000
UWM Mortgage Trust, Series 2021-INV1, Class B6, 3.033%, 8/25/2051 (a)(g)	3,537,422	1,704,655
UWM Mortgage Trust, Series 2021-INV1, Class B4, 3.169%, 8/25/2051 (a)(g)	2,233,899	2,083,100
UWM Mortgage Trust, Series 2021-INV1, Class B1, 3.169%, 8/25/2051 (a)(g)	6,515,622	6,913,127
UWM Mortgage Trust, Series 2021-INV1, Class B2, 3.169%, 8/25/2051 (a)(g)	7,632,074	7,988,439
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.169%, 8/25/2051 (a)(g)	1,674,678	1,448,108
UWM Mortgage Trust, Series 2021-INV1, Class B3, 3.169%, 8/25/2051 (a)(g)	4,466,803	4,580,041
UWM Mortgage Trust, Series 2021-INV2, Class B3, 3.260%, 9/25/2051 (a)(g)	5,391,227	5,501,456
UWM Mortgage Trust, Series 2021-INV2, Class B2, 3.260%, 9/25/2051 (a)(g)	9,184,054	9,516,802
UWM Mortgage Trust, Series 2021-INV2, Class B6, 3.260%, 9/25/2051 (a)(g)	4,592,526	2,538,574
UWM Mortgage Trust, Series 2021-INV2, Class B4, 3.260%, 9/25/2051 (a)(g)	2,994,128	2,799,374
UWM Mortgage Trust, Series 2021-INV2, Class B1, 3.260%, 9/25/2051 (a)(g)	6,588,279	6,938,492
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.260%, 9/25/2051 (a)(g)	2,196,426	1,902,019
UWM Mortgage Trust, Series 2021-INV3, Class B6, 0.000%, 11/25/2051 (a)(g)	10,352,000	6,031,631
UWM Mortgage Trust, Series 2021-INV3, Class B3, 0.000%, 11/25/2051 (a)(g)	8,695,000	8,729,392
UWM Mortgage Trust, Series 2021-INV3, Class B2, 0.000%, 11/25/2051 (a)(g)	18,220,000	18,598,815
UWM Mortgage Trust, Series 2021-INV3, Class B5, 0.000%, 11/25/2051 (a)(g)	4,555,000	3,935,666
UWM Mortgage Trust, Series 2021-INV3, Class B4, 0.000%, 11/25/2051 (a)(g)	6,211,000	5,785,813
UWM Mortgage Trust, Series 2021-INV3, Class B1, 0.000%, 11/25/2051 (a)(g)	14,079,000	14,579,121
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 0.189% (1 Month LIBOR USD + 0.100%), 8/25/2036 (d)	5,059,123	2,437,470
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.389% (1 Month LIBOR USD + 0.300%), 8/25/2036 (d)	22,373,707	12,112,028
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 0.569% (1 Month LIBOR USD + 0.480%), 8/25/2036 (d)	2,514,177	1,508,219
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.249% (1 Month LIBOR USD + 0.160%), 1/25/2037 (d)	7,467,457	3,963,412
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.449% (1 Month LIBOR USD + 0.360%), 1/25/2037 (d)	2,558,216	1,637,576
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 2.577%, 6/25/2034 (g)	714,861	739,009
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 2.707%, 12/25/2035 (g)(i)	13,783,429	13,832,622
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 2.831%, 1/25/2036 (g)(i)	14,390,586	14,949,674
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.477%, 11/25/2036 (g)	801,407	776,287
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.001%, 1/25/2037 (g)	408,693	398,627
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 2.801%, 6/25/2037 (g)	2,279,331	2,261,142
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 1.632%, 7/25/2044 (e)(f)(g)	12,804,339	471,904
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 1.976%, 4/25/2045 (e)(f)(g)	20,788,292	1,662,668
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 1.300%, 8/25/2046 (e)(f)(g)	6,433,944	247,070
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 1.056%, 5/25/2047 (e)(f)(g)	87,114,546	1,677,652
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.914%, 6/25/2047 (e)(f)(g)	72,450,597	950,842
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	612	485
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 1.489% (1 Month LIBOR USD + 1.400%), 7/25/2035 (d)	4,271,568	3,875,547
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 1.439% (1 Month LIBOR USD + 1.350%), 11/25/2035 (d)	1,966,027	1,418,805
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.609% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	3,483,542	3,359,556
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.750%, 1/25/2036	7,500,319	7,285,848
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 0.179% (1 Month LIBOR USD + 0.090%), 2/25/2037 (d)	7,978,773	5,207,713
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (i)	5,682,487	5,698,636
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 1.628%, 10/25/2046 (e)(f)(g)	14,829,998	765,005
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 0.917% (12 Month US Treasury Average + 0.830%), 11/25/2046 (d)	6,018,535	5,329,810
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 0.837% (12 Month US Treasury Average + 0.750%), 2/25/2047 (d)(i)	13,744,979	13,113,205
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.488% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (d)	3,913,443	3,858,084
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 1.936%, 4/25/2047 (e)(f)(g)	26,123,227	1,268,100
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 0.409% (1 Month LIBOR USD + 0.320%), 3/25/2037 (d)	4,132,513	3,438,147
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	1,197,466	1,209,792
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	2,107,551	1,958,446
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	1,921,200	1,785,279
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.814%, 8/25/2036 (g)	190,206	185,641
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 2.244%, 9/25/2036 (g)	317,644	317,210
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 2.937%, 10/25/2036 (g)	683,363	670,726
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	44,750	32,348
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.774%, 7/25/2049 (a)(g)	1,627,000	1,628,328
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.542%, 9/25/2049 (a)(g)	2,124,000	2,066,782
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.735%, 12/25/2050 (a)(g)	1,818,000	1,332,563
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.735%, 12/25/2050 (a)(g)	1,011,000	600,095
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.735%, 12/25/2050 (a)(g)	1,616,502	566,139
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 2.973%, 9/27/2035 (a)(g)	4,438,245	4,010,642
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.854%, 6/20/2044 (a)(g)	2,370,000	2,357,555
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.060%, 9/20/2044 (a)(g)	1,938,000	1,973,884
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.816%, 6/20/2045 (a)(g)	3,962,834	3,872,105
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(g)	21,880,444	22,021,814
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)	5,834,722	5,872,122
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $4,833,446,348)		$4,754,637,006

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 2.56%
Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.539% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(d)	3,902,920	3,918,793
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.389% (1 Month LIBOR USD + 2.300%), 8/25/2031 (a)(d)	2,071,961	2,079,737
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.189% (1 Month LIBOR USD + 4.100%), 9/25/2031 (a)(d)	5,887,788	6,064,422
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M2, 2.189% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(d)	1,261,685	1,265,630
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.339% (1 Month LIBOR USD + 5.250%), 6/27/2039 (a)(d)	2,606,068	2,686,285
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1M2, 2.089% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(d)	512,932	514,536
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 4.189% (1 Month LIBOR USD + 4.100%), 7/25/2039 (a)(d)	3,596,000	3,649,940
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.839% (1 Month LIBOR USD + 3.750%), 9/25/2039 (a)(d)	2,322,582	2,348,711
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.189% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(d)	2,857,615	2,871,023
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.489% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(d)	11,899,769	12,055,953
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.339% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(d)	2,500,000	2,665,625
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 2.139% (1 Month LIBOR USD + 2.050%), 1/25/2040 (a)(d)	6,716,639	6,762,863
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 3.089% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(d)	3,017,089	3,000,118
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.589% (1 Month LIBOR USD + 4.500%), 2/26/2024 (d)	3,615,689	3,740,126
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class M2, 1.739% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(d)	1,895,640	1,900,679
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class B, 3.810%, 5/25/2048 (a)(g)	5,335,476	5,207,355
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.146%, 8/25/2048 (a)(g)	11,807,990	11,784,091
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M2, 2.389% (1 Month LIBOR USD + 2.300%), 10/26/2048 (a)(d)	8,748,980	8,831,430
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.500%, 11/25/2048 (a)(g)	24,349,072	24,325,819
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M2, 2.539% (1 Month LIBOR USD + 2.450%), 3/25/2049 (a)(d)	5,404,382	5,478,779
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(d)	4,951,423	4,980,077
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(d)	1,763,605	1,776,915
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.939% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(d)	4,609,971	4,634,486
Federal Home Loan Mortgage Corp., Series 2019-DNA4, Class M2, 2.039% (1 Month LIBOR USD + 1.950%), 10/25/2049 (a)(d)	1,603,591	1,608,605
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(d)	2,905,771	2,913,041
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.789% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(d)	3,457,939	3,468,752
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class M2, 1.989% (1 Month LIBOR USD + 1.900%), 1/25/2050 (a)(d)	6,731,659	6,756,923
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class B1, 2.439% (1 Month LIBOR USD + 2.350%), 1/25/2050 (a)(d)	4,899,856	4,921,293
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, 1.939% (1 Month LIBOR USD + 1.850%), 2/25/2050 (a)(d)	8,237,083	8,278,309
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.589% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(d)	3,800,000	3,804,750
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, 3.189% (1 Month LIBOR USD + 3.100%), 3/25/2050 (a)(d)	3,764,484	3,809,236
Federal Home Loan Mortgage Corp., Series 2021-DNA1, Class M2, 1.849% (SOFR30A + 1.800%), 1/25/2051 (a)(d)	12,918,856	12,935,005
Federal Home Loan Mortgage Corp., Series 2021-DNA1, Class B1, 2.699% (SOFR30A + 2.650%), 1/25/2051 (a)(d)	2,153,143	2,154,489
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.089% (1 Month LIBOR USD + 5.000%), 7/25/2025 (d)	1,118,804	1,152,759
Federal National Mortgage Association, Series 2017-C06, Class 2M2, 2.889% (1 Month LIBOR USD + 2.800%), 2/25/2030 (d)	1,057,075	1,078,573
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 2.589% (1 Month LIBOR USD + 2.500%), 5/28/2030 (d)	3,049,546	3,091,526
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 2.639% (1 Month LIBOR USD + 2.550%), 12/26/2030 (d)	1,538,204	1,565,154
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - (Cost ― $175,033,170)		$180,081,808

U.S. Treasury Notes ― 1.96%
0.625%, 10/15/2024	44,000,000	43,831,563
2.125%, 11/30/2024	50,000,000	52,033,203
2.250%, 12/31/2024	40,000,000	41,803,125
TOTAL U.S. TREASURY NOTES - (Cost ― $137,970,236)		$137,667,891

Whole Loans ― 0.38%
Agency High Balance Residential Mortgages, 4.500% to 5.125%, 5/24/2048 to 6/27/2048	2,283,312	2,354,601
Agency High Balance Residential Mortgages, 2.500%, 4/26/2037 to 8/24/2037 (f)	2,366,689	2,325,869
Gateway Mount Pleasant CRE, 5.300%, 8/1/2028	13,573,883	11,695,218
Savannah Grand, 6.900%, 2/6/2022	4,600,000	4,568,633
Valley Oaks Nursing Home Commercial Loans, 12.500%, 1/31/2022	5,665,493	5,664,412
TOTAL WHOLE LOANS (Cost ― $26,563,146)		$26,608,733

Short-Term Investments ― 1.45%	Shares
Money Market Funds ― 1.45%
First American Government Obligations Fund, Class U, 0.026% (q)	101,643,066	101,643,066
TOTAL SHORT-TERM INVESTMENTS (Cost ― $101,643,066)		$101,643,066
TOTAL INVESTMENTS ― 109.20% (Cost ― $7,758,541,039)		$7,680,072,505
Liabilities in Excess of Other Assets ― (9.20%)		(646,794,239)
NET ASSETS ― 100.00%		$7,033,278,266

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2021, the value of these securities amounted to $4,201,375,252 or 59.74% of net assets.

(b)	Security issued on a when-issued basis. On October 31, 2021, the total value of investments purchased on a when-issued basis was $41,050,386 or 0.58% of net assets.
(c)	Principal only security.
(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2021.

(e)	Interest only security.
(f)	Illiquid security. At October 31, 2021, the value of these securities amounted to $617,769,463 or 8.78% of net assets.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2021.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2021, the value of securities pledged amounted to $15,888,815 or 0.23% of net assets.

(i)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2021, the value of securities pledged amounted to $879,631,682.
(j)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(k)	As of October 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to $25,788,538 or 0.37% of net assets. Value determined using significant unobservable inputs.
(l)
Security issued as a "Trust Preferred Security", with a par value of $1,000 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.

(m)	Non-income producing security. Item identified as in default as to the payment of interest.
(n)	Auction rate security. Rate disclosed is the rate in effect as of October 31, 2021.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2021.
(p)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Rate disclosed is the seven day yield as of October 31, 2021.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
10 Year ERIS Aged Standard Swap Future	December 2030	(600)	$(57,614,640)	$(106,740)
USD IRS 10 Year Prime Future	December 2031	(525)	(53,213,672)	(141,291)
Total				$(248,031)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2021:

Assets			Level 1	Level 2	Level 3	Total
Asset-Backed Securities			$ -	$ 723,039,626	$ -	$ 723,039,626
Collateralized Debt Obligations			-	25,947,959	-	25,947,959
Collateralized Loan Obligations			-	378,024,828	-	378,024,828
Commercial Mortgage-Backed Securities			-	150,962,279	-	150,962,279
Commercial Mortgage-Backed Securities - U.S. Government Agency			-	596,513,442	-	596,513,442
Common Stocks			35,842,483	-	-	35,842,483
Corporate Obligations			-	397,841,663	2,979,020	400,820,683
Investment Companies			148,206,399	-	-	148,206,399
Preferred Stocks			20,076,302	-	-	20,076,302
Residential Mortgage-Backed Securities			-	4,731,827,488	22,809,518	4,754,637,006
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer			-	180,081,808	-	180,081,808
U.S. Treasury Notes			-	137,667,891	-	137,667,891
Whole Loans			-	26,608,733	-	26,608,733
Short-Term Investments			101,643,066	-	-	101,643,066
Total			$ 305,768,250	$ 7,348,515,717	$ 25,788,538	$ 7,680,072,505
Other Financial Instruments
Liabilities
Futures Contracts*			$ 248,031	$ -	$ -	$ 248,031

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2021	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2021
Corporate Obligations	$ 3,710,523	$ (712,226)	$ -	$ (19,277)	$ -	$ -	$ -	$ -	$ 2,979,020
Residential Mortgage-Backed Securities	$ 9,518	$ (60,859)	$ -	$ 60,859	$ 22,800,000	$ -	$ -	$ -	$ 22,809,518

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2021, is ($11,296).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2021	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Corporate Obligations	$ 1,312,200	Consensus Pricing	Third party	$9.72*	N/A
Corporate Obligations	$ 1,666,820	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$833.41*	N/A
Residential Mortgage-Backed Securities	$ 22,800,000	Model Valuation	Value of the collateral of underlying loans	$100.00*	N/A
Residential Mortgage-Backed Securities	$ 9,518	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.10-$0.95	$0.95

*Each input presents information for one security and reflects the value as of October 31, 2021.

The average monthly notional value of short futures contracts during the period ended October 31, 2021, was ($22,170,158).

Transactions with Affiliates

The Fund's ownership of shares of affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following investments in affiliates during the period ended October 31, 2021:

						Period Ended October 31, 2021
Security Name		Value as of February 1, 2021	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of October 31, 2021	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Financials Income Fund		$ 45,248,915	$ -	$ -	$ 978,077	$ 46,226,992	5,147,772	$ 1,322,018	$ -
High Yield Opportunities Fund		39,134,106	-	-	200,174	39,334,280	3,336,241	1,559,614	-
UltraShort Income Fund		78,159,032	-	(55,000,000)	(534,342)	22,953,430	2,283,923	579,663	328,740
Core Impact Fund		-	40,000,000	-	(308,303)	39,691,697	3,985,110	182,428	-
Total		$ 162,542,053	$ 40,000,000	$ (55,000,000)	$ 335,606	$ 148,206,399	14,753,046	$ 3,643,723	$ 328,740